FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Discovery Value Class A Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
AB International Value Class A Shares (1)	Janus Henderson - Enterprise Service Shares (1)
AB Large Cap Growth Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB Relative Value Class A Shares (1)	LVIP American Century Ultra Standard Class II Shares (2)
AB Sustainable Global Thematic Growth Class A Shares (1)	MFS® Growth Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Growth-Income Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - International Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA International Focus Initial Class (1)
Davis Equity (1)	TA Janus Balanced Service Class (1)
Columbia – Acorn (1)	TA Janus Mid-Cap Growth Service Class (1)
Columbia - Acorn International (1)	TA JPMorgan Enhanced Index Initial Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA Market Participation Strategy Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA Multi-Managed Balanced Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA TSW International Equity Service Class (1)
Invesco V.I. American Value Series I Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	Victory Pioneer High Yield VCT Class II Shares (1)
Invesco V.I. Main Street Series II Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	128,932.115	$2,237,724	$2,138,984	$(10)	$2,138,974	51,785	$39.171102	$43.785180
AB International Value Class A Shares	55,256.340	767,628	1,155,963	1	1,155,964	106,467	10.395604	11.481461
AB Large Cap Growth Class A Shares	1,088,262.611	74,691,838	100,718,705	(56)	100,718,649	928,211	41.988038	119.732077
AB Relative Value Class A Shares	206,304.977	5,869,249	6,548,120	5	6,548,125	144,983	44.395547	46.261936
AB Sustainable Global Thematic Growth Class A Shares	127,185.069	4,678,598	4,175,486	5	4,175,491	203,785	20.489640	20.489640
American Funds - Asset Allocation Class 2 Shares	422,647.361	10,048,226	11,432,611	34	11,432,645	295,631	36.256168	40.526357
American Funds - Growth Class 2 Shares	254,436.985	25,444,999	35,315,854	(60)	35,315,794	383,631	87.128614	97.388488
American Funds - Growth-Income Class 2 Shares	234,168.345	12,613,873	15,520,678	20	15,520,698	273,454	53.236953	59.506997
American Funds - International Class 2 Shares	1,915,090.601	35,340,839	42,553,313	75	42,553,388	1,548,459	26.026489	29.092417
American Funds - The Bond Fund of America Class 2 Shares	647,965.480	6,724,271	6,071,437	19	6,071,456	472,456	12.064923	13.486099
BlackRock Advantage Large Cap Core V.I. Class I Shares	6,157,970.196	136,417,405	149,700,255	11	149,700,266	975,674	59.588482	166.738839
BlackRock Advantage Large Cap Value V.I. Class I Shares	5,481,570.845	53,696,907	57,227,600	-	57,227,600	1,088,952	41.151371	53.806049
BlackRock Advantage SMID Cap V.I. Class I Shares	3,954,407.273	88,913,432	96,408,449	(26)	96,408,423	706,028	41.415120	146.142100
BlackRock Basic Value V.I. Class I Shares	11,016,897.739	144,895,203	153,245,048	(29)	153,245,019	1,549,584	39.704617	132.812234
BlackRock Equity Dividend V.I. Class I Shares	652,746.130	7,231,328	7,506,580	5	7,506,585	66,163	113.456061	113.456061
BlackRock Global Allocation V.I. Class I Shares	14,465,614.363	246,159,223	255,173,437	(114)	255,173,323	4,406,139	31.297396	69.733264
BlackRock Government Money Market V.I. Class I Shares	81,478,367.934	81,478,366	81,478,368	(336)	81,478,032	6,075,192	9.691598	14.443329
BlackRock High Yield V.I. Class I Shares	6,395,427.061	45,433,987	45,023,807	248,909	45,272,716	1,054,641	24.942385	56.569878
BlackRock International V.I. Class I Shares	3,936,005.524	42,937,091	45,106,623	(3)	45,106,620	1,585,288	20.923686	29.222257
BlackRock Large Cap Focus Growth V.I. Class I Shares	3,926,616.975	76,319,667	86,071,444	(29)	86,071,415	1,283,682	66.562994	80.637123
BlackRock Managed Volatility V.I. Class I Shares	298,611.473	4,018,372	4,595,631	(16)	4,595,615	138,747	33.122333	33.122333
BlackRock S&P 500 Index V.I. Class I Shares	4,288,681.450	119,515,491	165,500,217	(65)	165,500,152	1,880,862	45.363716	98.593490
BlackRock Total Return V.I. Class I Shares	6,298,082.205	70,745,526	64,492,362	302,207	64,794,569	3,486,960	13.102512	27.556913
Columbia - Acorn	484,909.747	5,909,537	7,710,065	10	7,710,075	187,924	38.942329	43.531444
Columbia - Acorn International	823,574.057	15,960,376	16,833,854	18	16,833,872	1,042,330	15.386752	16.993847
Davis Equity	9,888,512.655	64,395,975	62,000,974	107	62,001,081	1,310,366	42.074406	53.392754
Eaton Vance VT Floating-Rate Income	301,111.341	2,638,758	2,520,302	(375)	2,519,927	150,673	15.866464	17.736226
Federated Hermes Kaufmann II Primary Shares	891,468.540	16,464,712	17,383,637	(14)	17,383,623	354,460	46.144166	51.581374
Federated Hermes Managed Volatility II Primary Shares	113,423.934	1,090,647	1,179,609	3	1,179,612	85,113	13.454407	14.033942
Franklin Templeton Foreign Class 2 Shares	76,907.286	1,050,013	1,247,436	(1)	1,247,435	57,502	20.562367	22.986020
Franklin Templeton Growth Class 2 Shares	63,300.122	683,681	895,697	-	895,697	37,389	22.728993	25.407019
Invesco V.I. American Franchise Series I Shares	270,585.006	16,676,572	21,917,385	20	21,917,405	458,259	29.431710	60.701851
Invesco V.I. American Value Series I Shares	23,029.020	379,614	417,977	(1)	417,976	23,892	17.261527	17.763402
Invesco V.I. Comstock Series I Shares	2,896,512.614	52,609,889	62,043,300	(61)	62,043,239	1,292,763	43.377378	49.165652
Invesco V.I. EQV International Equity Series I Shares	150,421.700	5,189,651	5,431,728	45	5,431,773	267,857	19.078780	34.408453
Invesco V.I. Main Street Series II Shares	25,779.946	472,227	552,980	(3)	552,977	10,714	48.379415	54.078558
Invesco V.I. Main Street Mid Cap Series I Shares	160,675.646	1,580,628	1,769,039	(13)	1,769,026	49,283	33.897563	37.891074
Janus Henderson - Enterprise Service Shares	2,124.604	151,958	155,840	(47)	155,793	2,934	50.151958	55.389976
Janus Henderson - Forty Service Shares	101,230.740	4,218,079	5,250,838	(1)	5,250,837	73,322	68.985155	76.189178
LVIP American Century Ultra Standard Class II Shares	314,409.529	8,274,995	9,902,643	(6)	9,902,637	739,153	13.278683	13.424834
MFS® Growth Initial Class	1,299,389.006	83,079,173	88,163,544	28	88,163,572	901,564	37.947581	113.558762
PIMCO CommodityRealReturn® Strategy Administrative Class	806,402.861	4,977,490	5,072,274	4	5,072,278	537,489	8.942363	9.996315
PIMCO Low Duration Administrative Class	2,984,125.209	$29,573,577	$29,184,745	$(509)	$29,184,236	2,380,727	$11.681235	$12.900984
PIMCO Real Return Administrative Class	1,468,907.199	18,524,875	17,641,575	(277)	17,641,298	1,156,155	14.473350	16.178748
PIMCO Total Return Administrative Class	10,560,259.734	108,666,797	99,794,454	(481)	99,793,973	5,595,621	15.308636	20.659649
TA Aegon Sustainable Equity Income Service Class	1,350,177.316	23,456,570	30,676,029	(14)	30,676,015	1,670,640	17.826161	19.019668
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	464,867.656	4,537,488	4,592,892	(1)	4,592,891	329,500	13.938972	13.938972
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	302,980.170	3,277,609	3,420,646	(1)	3,420,645	229,946	14.875852	14.875852
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	90,208.022	1,032,155	1,117,677	1	1,117,678	71,430	15.647146	15.647146
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	70,857.629	765,795	849,583	(1)	849,582	57,250	14.839756	14.839756
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	35,791.434	476,665	500,006	-	500,006	28,925	17.286490	17.286490
TA BlackRock iShares Edge 40 Service Class	11,523.174	103,676	105,437	(1)	105,436	7,393	13.570745	14.912849
TA BlackRock iShares Tactical - Balanced Service Class	107,053.993	1,183,482	1,173,312	-	1,173,312	72,034	16.288376	16.288376
TA BlackRock iShares Tactical - Conservative Service Class	68,900.097	656,747	717,250	(3)	717,247	48,309	14.847129	14.847129
TA BlackRock iShares Tactical - Growth Service Class	92,660.973	1,001,666	1,074,867	1	1,074,868	55,688	19.301536	19.301536
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	376,396.359	4,591,012	4,671,079	(5)	4,671,074	274,059	17.044027	17.044027
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	328,920.379	3,831,272	3,917,442	6	3,917,448	264,330	14.820286	14.820286
TA Goldman Sachs Managed Risk - Growth ETF Service Class	312,797.571	3,262,865	3,678,499	3	3,678,502	171,500	21.448992	21.448992
TA International Focus Initial Class	1,715,421.225	13,837,497	13,105,818	(34)	13,105,784	1,035,136	12.660933	12.660933
TA Janus Balanced Service Class	143,058.531	2,317,714	2,452,023	(1)	2,452,022	124,601	19.174401	20.140159
TA Janus Mid-Cap Growth Service Class	485,217.593	14,954,013	13,605,501	(23)	13,605,478	421,359	31.171827	33.609227
TA JPMorgan Enhanced Index Initial Class	5,305,911.870	140,050,430	155,091,804	(1)	155,091,803	5,482,095	27.362631	28.684177
TA Market Participation Strategy Service Class	107,356.668	1,276,396	1,273,250	9	1,273,259	58,566	21.740592	21.740592
TA Morgan Stanley Global Allocation Service Class	14,549.171	208,471	208,781	(1)	208,780	13,422	15.555062	15.609588
TA Multi-Managed Balanced Service Class	49,537.935	743,598	767,343	(2)	767,341	39,805	18.870996	19.821506
TA Small/Mid Cap Value Service Class	1,189,881.439	20,987,722	21,822,426	8	21,822,434	641,690	32.522779	35.739580
TA T. Rowe Price Small Cap Initial Class	779,220.927	9,389,382	9,054,547	(7)	9,054,540	465,773	19.179789	20.106369
TA TSW International Equity Service Class	126,414.318	1,707,978	2,224,892	1	2,224,893	144,200	15.113967	15.844218
TA WMC US Growth Initial Class	29,276.716	1,004,179	1,225,523	1	1,225,524	22,040	52.633513	57.838443
TA WMC US Growth Service Class	745,660.812	24,154,462	28,954,009	(10)	28,953,999	529,259	52.294063	57.465430
Victory Pioneer High Yield VCT Class II Shares	157,693.767	1,351,689	1,349,859	(85)	1,349,774	63,149	20.198526	22.578106

See accompanying notes.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
PIMCO Real Return Administrative Class	1,468,907.199	18,524,875	17,641,575	(277)	17,641,298	1,156,155	14.473350	16.178748
PIMCO Total Return Administrative Class	10,560,259.734	108,666,797	99,794,454	(481)	99,793,973	5,595,621	15.308636	20.659649
TA Aegon Sustainable Equity Income Service Class	1,350,177.316	23,456,570	30,676,029	(14)	30,676,015	1,670,640	17.826161	19.019668
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	464,867.656	4,537,488	4,592,892	(1)	4,592,891	329,500	13.938972	13.938972
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	302,980.170	3,277,609	3,420,646	(1)	3,420,645	229,946	14.875852	14.875852
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	90,208.022	1,032,155	1,117,677	1	1,117,678	71,430	15.647146	15.647146
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	70,857.629	765,795	849,583	(1)	849,582	57,250	14.839756	14.839756
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	35,791.434	476,665	500,006	-	500,006	28,925	17.286490	17.286490
TA BlackRock iShares Edge 40 Service Class	11,523.174	103,676	105,437	(1)	105,436	7,393	13.570745	14.912849
TA BlackRock iShares Tactical - Balanced Service Class	107,053.993	1,183,482	1,173,312	-	1,173,312	72,034	16.288376	16.288376
TA BlackRock iShares Tactical - Conservative Service Class	68,900.097	656,747	717,250	(3)	717,247	48,309	14.847129	14.847129
TA BlackRock iShares Tactical - Growth Service Class	92,660.973	1,001,666	1,074,867	1	1,074,868	55,688	19.301536	19.301536
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	376,396.359	4,591,012	4,671,079	(5)	4,671,074	274,059	17.044027	17.044027
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	328,920.379	3,831,272	3,917,442	6	3,917,448	264,330	14.820286	14.820286
TA Goldman Sachs Managed Risk - Growth ETF Service Class	312,797.571	3,262,865	3,678,499	3	3,678,502	171,500	21.448992	21.448992
TA International Focus Initial Class	1,715,421.225	13,837,497	13,105,818	(34)	13,105,784	1,035,136	12.660933	12.660933
TA Janus Balanced Service Class	143,058.531	2,317,714	2,452,023	(1)	2,452,022	124,601	19.174401	20.140159
TA Janus Mid-Cap Growth Service Class	485,217.593	14,954,013	13,605,501	(23)	13,605,478	421,359	31.171827	33.609227
TA JPMorgan Enhanced Index Initial Class	5,305,911.870	140,050,430	155,091,804	(1)	155,091,803	5,482,095	27.362631	28.684177
TA Market Participation Strategy Service Class	107,356.668	1,276,396	1,273,250	9	1,273,259	58,566	21.740592	21.740592
TA Morgan Stanley Global Allocation Service Class	14,549.171	208,471	208,781	(1)	208,780	13,422	15.555062	15.609588
TA Multi-Managed Balanced Service Class	49,537.935	743,598	767,343	(2)	767,341	39,805	18.870996	19.821506
TA Small/Mid Cap Value Service Class	1,189,881.439	20,987,722	21,822,426	8	21,822,434	641,690	32.522779	35.739580
TA T. Rowe Price Small Cap Initial Class	779,220.927	9,389,382	9,054,547	(7)	9,054,540	465,773	19.179789	20.106369
TA TSW International Equity Service Class	126,414.318	1,707,978	2,224,892	1	2,224,893	144,200	15.113967	15.844218
TA WMC US Growth Initial Class	29,276.716	1,004,179	1,225,523	1	1,225,524	22,040	52.633513	57.838443
TA WMC US Growth Service Class	745,660.812	24,154,462	28,954,009	(10)	28,953,999	529,259	52.294063	57.465430
Victory Pioneer High Yield VCT Class II Shares	157,693.767	1,351,689	1,349,859	(85)	1,349,774	63,149	20.198526	22.578106
See accompanying notes.

 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets
 Years Ended December 31, 2025 and 2024

	AB Discovery Value Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,508,196	$ 1,111,642	$ 94,171,637	$ 6,351,496

Investment Income:
Reinvested Dividends	20,744	29,040	55,769	95,465
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,818	18,453	1,399,298	106,461
Net Investment Income (Loss)	(19,074)	10,587	(1,343,529)	(10,996)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,112	-	4,132,644	226,782
Realized Gain (Loss) on Investments	29,965	31,875	5,927,713	45,885
Net Realized Capital Gains (Losses) on Investments	148,077	31,875	10,060,357	272,667
Net Change in Unrealized Appreciation (Depreciation)	64,526	(2,914)	12,469,480	444,580
Net Gain (Loss) on Investment	212,603	28,961	22,529,837	717,247

Net Increase (Decrease) in Net Assets Resulting from Operations	193,529	39,548	21,186,308	706,251

Increase (Decrease) in Net Assets from Contract Transactions	(387,572)	(119,028)	(10,824,433)	(528,001)

Total Increase (Decrease) in Net Assets	(194,043)	(79,480)	10,361,875	178,250

Net Assets as of December 31, 2024:	$ 2,314,153	$ 1,032,162	$ 104,533,512	$ 6,529,746

Investment Income:
Reinvested Dividends	18,015	26,526	-	71,898
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,156	18,155	1,376,618	103,474
Net Investment Income (Loss)	(17,141)	8,371	(1,376,618)	(31,576)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	233,084	-	8,631,436	523,869
Realized Gain (Loss) on Investments	38,049	44,551	7,858,570	75,205
Net Realized Capital Gains (Losses) on Investments	271,133	44,551	16,490,006	599,074
Net Change in Unrealized Appreciation (Depreciation)	(229,896)	304,588	(4,088,572)	(25,492)
Net Gain (Loss) on Investment	41,237	349,139	12,401,434	573,582

Net Increase (Decrease) in Net Assets Resulting from Operations	24,096	357,510	11,024,816	542,006

Increase (Decrease) in Net Assets from Contract Transactions	(199,275)	(233,708)	(14,839,679)	(523,627)

Total Increase (Decrease) in Net Assets	(175,179)	123,802	(3,814,863)	18,379

Net Assets as of December 31, 2025:	$ 2,138,974	$ 1,155,964	$ 100,718,649	$ 6,548,125

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	AB Sustainable Global Thematic Growth Class A Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,892,799	$ 11,698,206	$ 33,035,107	$ 16,820,903

Investment Income:
Reinvested Dividends	-	233,379	113,565	171,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,536	197,910	618,482	289,898
Net Investment Income (Loss)	(75,536)	35,469	(504,917)	(118,435)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,840	482,269	798,289	734,705
Realized Gain (Loss) on Investments	185,718	395,120	2,582,840	1,277,736
Net Realized Capital Gains (Losses) on Investments	200,558	877,389	3,381,129	2,012,441
Net Change in Unrealized Appreciation (Depreciation)	155,816	622,175	6,026,335	1,408,944
Net Gain (Loss) on Investment	356,374	1,499,564	9,407,464	3,421,385

Net Increase (Decrease) in Net Assets Resulting from Operations	280,838	1,535,033	8,902,547	3,302,950

Increase (Decrease) in Net Assets from Contract Transactions	(1,198,554)	(2,288,635)	(6,456,440)	(4,257,741)

Total Increase (Decrease) in Net Assets	(917,716)	(753,602)	2,446,107	(954,791)

Net Assets as of December 31, 2024:	$ 4,975,083	$ 10,944,604	$ 35,481,214	$ 15,866,112

Investment Income:
Reinvested Dividends	-	224,003	54,781	137,696
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,118	194,789	618,146	271,863
Net Investment Income (Loss)	(62,118)	29,214	(563,365)	(134,167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	550,635	788,354	2,799,507	2,657,747
Realized Gain (Loss) on Investments	139,272	228,484	2,761,266	883,048
Net Realized Capital Gains (Losses) on Investments	689,907	1,016,838	5,560,773	3,540,795
Net Change in Unrealized Appreciation (Depreciation)	(395,009)	406,194	808,694	(1,075,838)
Net Gain (Loss) on Investment	294,898	1,423,032	6,369,467	2,464,957

Net Increase (Decrease) in Net Assets Resulting from Operations	232,780	1,452,246	5,806,102	2,330,790

Increase (Decrease) in Net Assets from Contract Transactions	(1,032,372)	(964,205)	(5,971,522)	(2,676,204)

Total Increase (Decrease) in Net Assets	(799,592)	488,041	(165,420)	(345,414)

Net Assets as of December 31, 2025:	$ 4,175,491	$ 11,432,645	$ 35,315,794	$ 15,520,698

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	American Funds - International Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 46,711,097	$ 6,211,749	$ 131,923,944	$ 55,919,232

Investment Income:
Reinvested Dividends	524,017	256,057	1,023,403	892,573
Investment Expense:
Mortality and Expense Risk and Administrative Charges	822,244	107,077	1,940,862	808,120
Net Investment Income (Loss)	(298,227)	148,980	(917,459)	84,453

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	14,556,166	7,959,652
Realized Gain (Loss) on Investments	(269,026)	(119,235)	(1,417,362)	222,542
Net Realized Capital Gains (Losses) on Investments	(269,026)	(119,235)	13,138,804	8,182,194
Net Change in Unrealized Appreciation (Depreciation)	1,381,623	(70,672)	17,527,015	(317,000)
Net Gain (Loss) on Investment	1,112,597	(189,907)	30,665,819	7,865,194

Net Increase (Decrease) in Net Assets Resulting from Operations	814,370	(40,927)	29,748,360	7,949,647

Increase (Decrease) in Net Assets from Contract Transactions	(4,174,554)	(7,282)	(16,992,229)	(6,797,871)

Total Increase (Decrease) in Net Assets	(3,360,184)	(48,209)	12,756,131	1,151,776

Net Assets as of December 31, 2024:	$ 43,350,913	$ 6,163,540	$ 144,680,075	$ 57,071,008

Investment Income:
Reinvested Dividends	533,777	259,083	740,616	707,150
Investment Expense:
Mortality and Expense Risk and Administrative Charges	769,556	107,287	1,934,506	772,579
Net Investment Income (Loss)	(235,779)	151,796	(1,193,890)	(65,429)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	17,318,506	5,126,129
Realized Gain (Loss) on Investments	387,669	(164,296)	(1,950,908)	387,195
Net Realized Capital Gains (Losses) on Investments	387,669	(164,296)	15,367,598	5,513,324
Net Change in Unrealized Appreciation (Depreciation)	9,306,352	335,051	9,981,702	3,254,002
Net Gain (Loss) on Investment	9,694,021	170,755	25,349,300	8,767,326

Net Increase (Decrease) in Net Assets Resulting from Operations	9,458,242	322,551	24,155,410	8,701,897

Increase (Decrease) in Net Assets from Contract Transactions	(10,255,767)	(414,635)	(19,135,219)	(8,545,305)

Total Increase (Decrease) in Net Assets	(797,525)	(92,084)	5,020,191	156,592

Net Assets as of December 31, 2025:	$ 42,553,388	$ 6,071,456	$ 149,700,266	$ 57,227,600

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Equity Dividend V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 100,272,986	$ 150,657,319	$ 8,001,699	$ 254,684,426

Investment Income:
Reinvested Dividends	768,711	2,996,577	194,743	3,284,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,363,096	2,124,747	105,892	3,565,334
Net Investment Income (Loss)	(594,385)	871,830	88,851	(281,219)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,770,646	554,782	15,387,328
Realized Gain (Loss) on Investments	(2,752,792)	466,546	87,122	(286,306)
Net Realized Capital Gains (Losses) on Investments	(2,752,792)	11,237,192	641,904	15,101,022
Net Change in Unrealized Appreciation (Depreciation)	13,275,614	875,020	(73,592)	4,091,016
Net Gain (Loss) on Investment	10,522,822	12,112,212	568,312	19,192,038

Net Increase (Decrease) in Net Assets Resulting from Operations	9,928,437	12,984,042	657,163	18,910,819

Increase (Decrease) in Net Assets from Contract Transactions	(10,022,111)	(19,200,788)	(1,371,731)	(29,316,429)

Total Increase (Decrease) in Net Assets	(93,674)	(6,216,746)	(714,568)	(10,405,610)

Net Assets as of December 31, 2024:	$ 100,179,312	$ 144,440,573	$ 7,287,131	$ 244,278,816

Investment Income:
Reinvested Dividends	772,483	2,974,792	162,781	8,334,711
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,287,186	2,052,834	99,633	3,478,833
Net Investment Income (Loss)	(514,703)	921,958	63,148	4,855,878

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,925,037	18,005,541	620,332	19,223,089
Realized Gain (Loss) on Investments	(668,302)	(202,090)	(70,958)	3,421,800
Net Realized Capital Gains (Losses) on Investments	5,256,735	17,803,451	549,374	22,644,889
Net Change in Unrealized Appreciation (Depreciation)	3,866,690	11,411,415	717,336	13,929,413
Net Gain (Loss) on Investment	9,123,425	29,214,866	1,266,710	36,574,302

Net Increase (Decrease) in Net Assets Resulting from Operations	8,608,722	30,136,824	1,329,858	41,430,180

Increase (Decrease) in Net Assets from Contract Transactions	(12,379,611)	(21,332,378)	(1,110,404)	(30,535,673)

Total Increase (Decrease) in Net Assets	(3,770,889)	8,804,446	219,454	10,894,507

Net Assets as of December 31, 2025:	$ 96,408,423	$ 153,245,019	$ 7,506,585	$ 255,173,323

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	BlackRock International V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 103,866,156	$ 51,425,176	$ 50,450,175	$ 75,065,037

Investment Income:
Reinvested Dividends	4,796,923	3,483,864	271,943	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,376,831	722,024	676,659	1,138,370
Net Investment Income (Loss)	3,420,092	2,761,840	(404,716)	(1,138,370)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	6,786,241
Realized Gain (Loss) on Investments	-	(694,201)	426,869	4,135,116
Net Realized Capital Gains (Losses) on Investments	-	(694,201)	426,869	10,921,357
Net Change in Unrealized Appreciation (Depreciation)	-	1,203,669	(450,769)	11,401,056
Net Gain (Loss) on Investment	-	509,468	(23,900)	22,322,413

Net Increase (Decrease) in Net Assets Resulting from Operations	3,420,092	3,271,308	(428,616)	21,184,043

Increase (Decrease) in Net Assets from Contract Transactions	(16,792,062)	(5,971,440)	(4,232,193)	(7,591,252)

Total Increase (Decrease) in Net Assets	(13,371,970)	(2,700,132)	(4,660,809)	13,592,791

Net Assets as of December 31, 2024:	$ 90,494,186	$ 48,725,044	$ 45,789,366	$ 88,657,828

Investment Income:
Reinvested Dividends	3,442,801	3,124,743	665,867	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,208,538	663,613	621,413	1,158,157
Net Investment Income (Loss)	2,234,263	2,461,130	44,454	(1,158,157)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	97,349	-	13,552,080
Realized Gain (Loss) on Investments	-	(157,146)	527,421	5,862,570
Net Realized Capital Gains (Losses) on Investments	-	(59,797)	527,421	19,414,650
Net Change in Unrealized Appreciation (Depreciation)	-	1,005,088	5,291,605	(10,166,166)
Net Gain (Loss) on Investment	-	945,291	5,819,026	9,248,484

Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,263	3,406,421	5,863,480	8,090,327

Increase (Decrease) in Net Assets from Contract Transactions	(11,250,417)	(6,858,749)	(6,546,226)	(10,676,740)

Total Increase (Decrease) in Net Assets	(9,016,154)	(3,452,328)	(682,746)	(2,586,413)

Net Assets as of December 31, 2025:	$ 81,478,032	$ 45,272,716	$ 45,106,620	$ 86,071,415

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares	Columbia - Acorn
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,378,025	$ 148,477,308	$ 75,675,433	$ 8,767,091

Investment Income:
Reinvested Dividends	13,209	2,005,103	3,257,247	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	70,721	2,223,164	1,092,936	143,989
Net Investment Income (Loss)	(57,512)	(218,061)	2,164,311	(143,989)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,693,444	-	-
Realized Gain (Loss) on Investments	28,029	9,013,783	(1,954,331)	(627,911)
Net Realized Capital Gains (Losses) on Investments	28,029	15,707,227	(1,954,331)	(627,911)
Net Change in Unrealized Appreciation (Depreciation)	554,303	17,265,682	(279,620)	1,809,134
Net Gain (Loss) on Investment	582,332	32,972,909	(2,233,951)	1,181,223

Net Increase (Decrease) in Net Assets Resulting from Operations	524,820	32,754,848	(69,640)	1,037,234

Increase (Decrease) in Net Assets from Contract Transactions	(914,243)	(17,751,063)	(5,460,290)	(1,503,734)

Total Increase (Decrease) in Net Assets	(389,423)	15,003,785	(5,529,930)	(466,500)

Net Assets as of December 31, 2024:	$ 4,988,602	$ 163,481,093	$ 70,145,503	$ 8,300,591

Investment Income:
Reinvested Dividends	86,582	1,783,862	2,990,199	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,577	2,251,486	1,002,259	130,609
Net Investment Income (Loss)	22,005	(467,624)	1,987,940	(130,609)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,987,463	65,886	-
Realized Gain (Loss) on Investments	84,842	12,876,575	(3,041,549)	(594,126)
Net Realized Capital Gains (Losses) on Investments	84,842	21,864,038	(2,975,663)	(594,126)
Net Change in Unrealized Appreciation (Depreciation)	106,852	2,965,793	5,167,105	1,002,432
Net Gain (Loss) on Investment	191,694	24,829,831	2,191,442	408,306

Net Increase (Decrease) in Net Assets Resulting from Operations	213,699	24,362,207	4,179,382	277,697

Increase (Decrease) in Net Assets from Contract Transactions	(606,686)	(22,343,148)	(9,530,316)	(868,213)

Total Increase (Decrease) in Net Assets	(392,987)	2,019,059	(5,350,934)	(590,516)

Net Assets as of December 31, 2025:	$ 4,595,615	$ 165,500,152	$ 64,794,569	$ 7,710,075

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	Columbia - Acorn International	Davis Equity	Eaton Vance VT Floating-Rate Income	Federated Hermes Kaufmann II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 19,872,877	$ 54,883,971	$ 2,567,141	$ 19,071,760

Investment Income:
Reinvested Dividends	249,653	604,939	207,532	162,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	299,345	818,332	40,996	272,639
Net Investment Income (Loss)	(49,692)	(213,393)	166,536	(109,925)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,266,995	-	536,939
Realized Gain (Loss) on Investments	(189,486)	(3,157,584)	(26,440)	(326,099)
Net Realized Capital Gains (Losses) on Investments	(189,486)	8,109,411	(26,440)	210,840
Net Change in Unrealized Appreciation (Depreciation)	(1,490,712)	743,800	14,124	2,650,573
Net Gain (Loss) on Investment	(1,680,198)	8,853,211	(12,316)	2,861,413

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,729,890)	8,639,818	154,220	2,751,488

Increase (Decrease) in Net Assets from Contract Transactions	(677,334)	(7,736,192)	(133,054)	(2,883,865)

Total Increase (Decrease) in Net Assets	(2,407,224)	903,626	21,166	(132,377)

Net Assets as of December 31, 2024:	$ 17,465,653	$ 55,787,597	$ 2,588,307	$ 18,939,383

Investment Income:
Reinvested Dividends	218,758	590,333	168,006	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	283,411	813,370	38,694	253,849
Net Investment Income (Loss)	(64,653)	(223,037)	129,312	(253,849)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	88,063	8,939,326	-	1,875,820
Realized Gain (Loss) on Investments	(489,555)	(1,432,827)	(27,483)	(255,641)
Net Realized Capital Gains (Losses) on Investments	(401,492)	7,506,499	(27,483)	1,620,179
Net Change in Unrealized Appreciation (Depreciation)	2,412,941	5,762,167	(44,167)	405,839
Net Gain (Loss) on Investment	2,011,449	13,268,666	(71,650)	2,026,018

Net Increase (Decrease) in Net Assets Resulting from Operations	1,946,796	13,045,629	57,662	1,772,169

Increase (Decrease) in Net Assets from Contract Transactions	(2,578,577)	(6,832,145)	(126,042)	(3,327,929)

Total Increase (Decrease) in Net Assets	(631,781)	6,213,484	(68,380)	(1,555,760)

Net Assets as of December 31, 2025:	$ 16,833,872	$ 62,001,081	$ 2,519,927	$ 17,383,623

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	Federated Hermes Managed Volatility II Primary Shares	Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Growth Class 2 Shares	Invesco V.I. American Franchise Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,222,528	$ 1,298,284	$ 1,255,891	$ 17,995,810

Investment Income:
Reinvested Dividends	27,225	29,465	12,003	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,823	18,979	20,354	282,063
Net Investment Income (Loss)	9,402	10,486	(8,351)	(282,063)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,108	-
Realized Gain (Loss) on Investments	(20,762)	17,487	746	480,533
Net Realized Capital Gains (Losses) on Investments	(20,762)	17,487	4,854	480,533
Net Change in Unrealized Appreciation (Depreciation)	172,271	(52,837)	50,663	5,505,302
Net Gain (Loss) on Investment	151,509	(35,350)	55,517	5,985,835

Net Increase (Decrease) in Net Assets Resulting from Operations	160,911	(24,864)	47,166	5,703,772

Increase (Decrease) in Net Assets from Contract Transactions	(125,516)	(162,131)	(68,428)	(1,974,326)

Total Increase (Decrease) in Net Assets	35,395	(186,995)	(21,262)	3,729,446

Net Assets as of December 31, 2024:	$ 1,257,923	$ 1,111,289	$ 1,234,629	$ 21,725,256

Investment Income:
Reinvested Dividends	35,117	26,677	10,949	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,806	17,857	17,368	293,597
Net Investment Income (Loss)	18,311	8,820	(6,419)	(293,597)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,423	74,487	93,995	2,004,502
Realized Gain (Loss) on Investments	(14,829)	14,969	115,938	590,749
Net Realized Capital Gains (Losses) on Investments	6,594	89,456	209,933	2,595,251
Net Change in Unrealized Appreciation (Depreciation)	33,136	180,530	23,409	(214,727)
Net Gain (Loss) on Investment	39,730	269,986	233,342	2,380,524

Net Increase (Decrease) in Net Assets Resulting from Operations	58,041	278,806	226,923	2,086,927

Increase (Decrease) in Net Assets from Contract Transactions	(136,352)	(142,660)	(565,855)	(1,894,778)

Total Increase (Decrease) in Net Assets	(78,311)	136,146	(338,932)	192,149

Net Assets as of December 31, 2025:	$ 1,179,612	$ 1,247,435	$ 895,697	$ 21,917,405

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	Invesco V.I. American Value Series I Shares	Invesco V.I. Comstock Series I Shares	Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. Main Street Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 231,411	$ 62,053,468	$ 5,433,610	$ 545,949

Investment Income:
Reinvested Dividends	3,666	1,080,510	94,829	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,945	920,401	86,876	8,457
Net Investment Income (Loss)	(1,279)	160,109	7,953	(8,457)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,499	4,368,422	28,191	55,812
Realized Gain (Loss) on Investments	(3,791)	2,080,383	(4,094)	(15,309)
Net Realized Capital Gains (Losses) on Investments	4,708	6,448,805	24,097	40,503
Net Change in Unrealized Appreciation (Depreciation)	72,809	1,370,429	(68,189)	77,396
Net Gain (Loss) on Investment	77,517	7,819,234	(44,092)	117,899

Net Increase (Decrease) in Net Assets Resulting from Operations	76,238	7,979,343	(36,139)	109,442

Increase (Decrease) in Net Assets from Contract Transactions	114,632	(8,679,511)	(222,128)	(94,459)

Total Increase (Decrease) in Net Assets	190,870	(700,168)	(258,267)	14,983

Net Assets as of December 31, 2024:	$ 422,281	$ 61,353,300	$ 5,175,343	$ 560,932

Investment Income:
Reinvested Dividends	1,954	1,008,659	75,473	1,709
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,790	883,941	83,427	8,097
Net Investment Income (Loss)	(4,836)	124,718	(7,954)	(6,388)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,188	6,359,944	334,982	34,290
Realized Gain (Loss) on Investments	7,368	2,503,233	(33,726)	(21,706)
Net Realized Capital Gains (Losses) on Investments	72,556	8,863,177	301,256	12,584
Net Change in Unrealized Appreciation (Depreciation)	4,901	(74,987)	429,725	66,347
Net Gain (Loss) on Investment	77,457	8,788,190	730,981	78,931

Net Increase (Decrease) in Net Assets Resulting from Operations	72,621	8,912,908	723,027	72,543

Increase (Decrease) in Net Assets from Contract Transactions	(76,926)	(8,222,969)	(466,597)	(80,498)

Total Increase (Decrease) in Net Assets	(4,305)	689,939	256,430	(7,955)

Net Assets as of December 31, 2025:	$ 417,976	$ 62,043,239	$ 5,431,773	$ 552,977

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	Invesco V.I. Main Street Mid Cap Series I Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Forty Service Shares	LVIP American Century Ultra Standard Class II Shares
	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2023:	$ 1,804,499	$ 184,683	$ 5,561,597	$ -

Investment Income:
Reinvested Dividends	6,131	1,190	617	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,949	2,921	94,701	96,824
Net Investment Income (Loss)	(24,818)	(1,731)	(94,084)	(96,824)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,177	8,344	374,976	117,088
Realized Gain (Loss) on Investments	(15,108)	4,865	105,402	146,623
Net Realized Capital Gains (Losses) on Investments	29,069	13,209	480,378	263,711
Net Change in Unrealized Appreciation (Depreciation)	251,341	14,050	974,388	1,592,083
Net Gain (Loss) on Investment	280,410	27,259	1,454,766	1,855,794

Net Increase (Decrease) in Net Assets Resulting from Operations	255,592	25,528	1,360,682	1,758,970

Increase (Decrease) in Net Assets from Contract Transactions	(57,244)	(21,761)	(975,941)	8,836,404

Total Increase (Decrease) in Net Assets	198,348	3,767	384,741	10,595,374

Net Assets as of December 31, 2024:	$ 2,002,847	$ 188,450	$ 5,946,338	$ 10,595,374

Investment Income:
Reinvested Dividends	5,630	334	13,456	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,904	2,641	83,302	136,422
Net Investment Income (Loss)	(24,274)	(2,307)	(69,846)	(136,422)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	166,106	15,901	690,108	819,344
Realized Gain (Loss) on Investments	44,686	9,171	184,958	355,935
Net Realized Capital Gains (Losses) on Investments	210,792	25,072	875,066	1,175,279
Net Change in Unrealized Appreciation (Depreciation)	(60,774)	(11,315)	(3,708)	35,564
Net Gain (Loss) on Investment	150,018	13,757	871,358	1,210,843

Net Increase (Decrease) in Net Assets Resulting from Operations	125,744	11,450	801,512	1,074,421

Increase (Decrease) in Net Assets from Contract Transactions	(359,565)	(44,107)	(1,497,013)	(1,767,158)

Total Increase (Decrease) in Net Assets	(233,821)	(32,657)	(695,501)	(692,737)

Net Assets as of December 31, 2025:	$ 1,769,026	$ 155,793	$ 5,250,837	$ 9,902,637

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	MFS® Growth Initial Class	PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO Low Duration Administrative Class	PIMCO Real Return Administrative Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 77,678,450	$ 5,263,539	$ 32,496,774	$ 19,552,773

Investment Income:
Reinvested Dividends	-	123,548	1,298,043	518,718
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,185,876	93,334	538,637	325,460
Net Investment Income (Loss)	(1,185,876)	30,214	759,406	193,258

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,557,136	-	-	-
Realized Gain (Loss) on Investments	6,244,370	24,975	(412,625)	(233,567)
Net Realized Capital Gains (Losses) on Investments	12,801,506	24,975	(412,625)	(233,567)
Net Change in Unrealized Appreciation (Depreciation)	10,165,193	86,767	534,370	143,855
Net Gain (Loss) on Investment	22,966,699	111,742	121,745	(89,712)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,780,823	141,956	881,151	103,546

Increase (Decrease) in Net Assets from Contract Transactions	(10,354,893)	120,486	(2,314,343)	(866,408)

Total Increase (Decrease) in Net Assets	11,425,930	262,442	(1,433,192)	(762,862)

Net Assets as of December 31, 2024:	$ 89,104,380	$ 5,525,981	$ 31,063,582	$ 18,789,911

Investment Income:
Reinvested Dividends	-	149,363	1,173,295	598,021
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,190,917	88,161	488,438	297,693
Net Investment Income (Loss)	(1,190,917)	61,202	684,857	300,328

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,474,790	-	-	-
Realized Gain (Loss) on Investments	3,961,697	(149,669)	(356,849)	(236,332)
Net Realized Capital Gains (Losses) on Investments	19,436,487	(149,669)	(356,849)	(236,332)
Net Change in Unrealized Appreciation (Depreciation)	(9,258,323)	951,549	785,712	1,024,919
Net Gain (Loss) on Investment	10,178,164	801,880	428,863	788,587

Net Increase (Decrease) in Net Assets Resulting from Operations	8,987,247	863,082	1,113,720	1,088,915

Increase (Decrease) in Net Assets from Contract Transactions	(9,928,055)	(1,316,785)	(2,993,066)	(2,237,528)

Total Increase (Decrease) in Net Assets	(940,808)	(453,703)	(1,879,346)	(1,148,613)

Net Assets as of December 31, 2025:	$ 88,163,572	$ 5,072,278	$ 29,184,236	$ 17,641,298

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	PIMCO Total Return Administrative Class	TA Aegon Sustainable Equity Income Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 111,250,552	$ 34,514,014	$ 3,777,985

Investment Income:
Reinvested Dividends	4,392,710	619,261	86,431
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,619,033	562,963	51,671
Net Investment Income (Loss)	2,773,677	56,298	34,760

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(3,234,807)	(22,004)	(39,167)
Net Realized Capital Gains (Losses) on Investments	(3,234,807)	(22,004)	(39,167)
Net Change in Unrealized Appreciation (Depreciation)	1,625,923	4,735,213	191,980
Net Gain (Loss) on Investment	(1,608,884)	4,713,209	152,813

Net Increase (Decrease) in Net Assets Resulting from Operations	1,164,793	4,769,507	187,573

Increase (Decrease) in Net Assets from Contract Transactions	(8,180,892)	(6,891,804)	(227,576)

Total Increase (Decrease) in Net Assets	(7,016,099)	(2,122,297)	(40,003)

Net Assets as of December 31, 2024:	$ 104,234,453	$ 32,391,717	$ 3,737,982

Investment Income:
Reinvested Dividends	4,172,259	439,370	111,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,505,312	509,804	54,086
Net Investment Income (Loss)	2,666,947	(70,434)	57,203

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	296,595	-
Realized Gain (Loss) on Investments	(3,222,475)	1,505,011	(20,833)
Net Realized Capital Gains (Losses) on Investments	(3,222,475)	1,801,606	(20,833)
Net Change in Unrealized Appreciation (Depreciation)	7,721,801	978,911	242,988
Net Gain (Loss) on Investment	4,499,326	2,780,517	222,155

Net Increase (Decrease) in Net Assets Resulting from Operations	7,166,273	2,710,083	279,358

Increase (Decrease) in Net Assets from Contract Transactions	(11,606,753)	(4,425,785)	575,551

Total Increase (Decrease) in Net Assets	(4,440,480)	(1,715,702)	854,909

Net Assets as of December 31, 2025:	$ 99,793,973	$ 30,676,015	$ 4,592,891

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,028,968	$ 1,392,490	$ 887,708

Investment Income:
Reinvested Dividends	57,105	22,530	17,966
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,102	18,831	12,275
Net Investment Income (Loss)	15,003	3,699	5,691

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(51,956)	16,091	(8,693)
Net Realized Capital Gains (Losses) on Investments	(51,956)	16,091	(8,693)
Net Change in Unrealized Appreciation (Depreciation)	267,122	141,994	66,633
Net Gain (Loss) on Investment	215,166	158,085	57,940

Net Increase (Decrease) in Net Assets Resulting from Operations	230,169	161,784	63,631

Increase (Decrease) in Net Assets from Contract Transactions	(264,595)	(427,199)	(60,180)

Total Increase (Decrease) in Net Assets	(34,426)	(265,415)	3,451

Net Assets as of December 31, 2024:	$ 2,994,542	$ 1,127,075	$ 891,159

Investment Income:
Reinvested Dividends	71,501	19,454	20,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,776	15,125	11,558
Net Investment Income (Loss)	27,725	4,329	8,475

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(34,675)	107,093	(12,866)
Net Realized Capital Gains (Losses) on Investments	(34,675)	107,093	(12,866)
Net Change in Unrealized Appreciation (Depreciation)	253,841	(7,592)	68,499
Net Gain (Loss) on Investment	219,166	99,501	55,633

Net Increase (Decrease) in Net Assets Resulting from Operations	246,891	103,830	64,108

Increase (Decrease) in Net Assets from Contract Transactions	179,212	(113,227)	(105,685)

Total Increase (Decrease) in Net Assets	426,103	(9,397)	(41,577)

Net Assets as of December 31, 2025:	$ 3,420,645	$ 1,117,678	$ 849,582

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 211,064	$ 186,425	$ 1,186,006	$ 1,015,735

Investment Income:
Reinvested Dividends	5,094	4,432	43,741	34,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,372	2,838	16,043	13,124
Net Investment Income (Loss)	1,722	1,594	27,698	20,923

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,743	-	-
Realized Gain (Loss) on Investments	907	(5,586)	(59,458)	(75,620)
Net Realized Capital Gains (Losses) on Investments	907	(2,843)	(59,458)	(75,620)
Net Change in Unrealized Appreciation (Depreciation)	20,881	12,038	117,176	105,432
Net Gain (Loss) on Investment	21,788	9,195	57,718	29,812

Net Increase (Decrease) in Net Assets Resulting from Operations	23,510	10,789	85,416	50,735

Increase (Decrease) in Net Assets from Contract Transactions	41,272	(89,228)	(170,968)	(283,937)

Total Increase (Decrease) in Net Assets	64,782	(78,439)	(85,552)	(233,202)

Net Assets as of December 31, 2024:	$ 275,846	$ 107,986	$ 1,100,454	$ 782,533

Investment Income:
Reinvested Dividends	2,775	2,901	36,832	23,931
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,400	1,664	15,182	9,729
Net Investment Income (Loss)	(625)	1,237	21,650	14,202

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,704	-	-
Realized Gain (Loss) on Investments	3,787	(1,072)	(12,406)	25,912
Net Realized Capital Gains (Losses) on Investments	3,787	2,632	(12,406)	25,912
Net Change in Unrealized Appreciation (Depreciation)	15,463	5,554	113,686	21,552
Net Gain (Loss) on Investment	19,250	8,186	101,280	47,464

Net Increase (Decrease) in Net Assets Resulting from Operations	18,625	9,423	122,930	61,666

Increase (Decrease) in Net Assets from Contract Transactions	205,535	(11,973)	(50,072)	(126,952)

Total Increase (Decrease) in Net Assets	224,160	(2,550)	72,858	(65,286)

Net Assets as of December 31, 2025:	$ 500,006	$ 105,436	$ 1,173,312	$ 717,247

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	TA BlackRock iShares Tactical - Growth Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 442,863	$ 4,591,323	$ 3,663,192	$ 3,088,579

Investment Income:
Reinvested Dividends	16,821	105,993	94,732	59,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,270	64,497	50,939	44,142
Net Investment Income (Loss)	10,551	41,496	43,793	15,268

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	56,564	149,439	39,950
Realized Gain (Loss) on Investments	(3,774)	(14,760)	(36,282)	4,098
Net Realized Capital Gains (Losses) on Investments	(3,774)	41,804	113,157	44,048
Net Change in Unrealized Appreciation (Depreciation)	37,963	259,843	43,370	290,113
Net Gain (Loss) on Investment	34,189	301,647	156,527	334,161

Net Increase (Decrease) in Net Assets Resulting from Operations	44,740	343,143	200,320	349,429

Increase (Decrease) in Net Assets from Contract Transactions	(33,983)	(16,944)	(178,897)	76,716

Total Increase (Decrease) in Net Assets	10,757	326,199	21,423	426,145

Net Assets as of December 31, 2024:	$ 453,620	$ 4,917,522	$ 3,684,615	$ 3,514,724

Investment Income:
Reinvested Dividends	30,557	115,345	102,693	67,195
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,897	62,684	49,973	47,332
Net Investment Income (Loss)	17,660	52,661	52,720	19,863

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	189,633	41,366	213,407
Realized Gain (Loss) on Investments	(10,253)	(22,319)	(100,862)	20,451
Net Realized Capital Gains (Losses) on Investments	(10,253)	167,314	(59,496)	233,858
Net Change in Unrealized Appreciation (Depreciation)	107,497	182,837	316,050	105,506
Net Gain (Loss) on Investment	97,244	350,151	256,554	339,364

Net Increase (Decrease) in Net Assets Resulting from Operations	114,904	402,812	309,274	359,227

Increase (Decrease) in Net Assets from Contract Transactions	506,344	(649,260)	(76,441)	(195,449)

Total Increase (Decrease) in Net Assets	621,248	(246,448)	232,833	163,778

Net Assets as of December 31, 2025:	$ 1,074,868	$ 4,671,074	$ 3,917,448	$ 3,678,502

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	TA International Focus Initial Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Enhanced Index Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 17,618,121	$ 2,573,888	$ 15,210,217	$ 1,114,893

Investment Income:
Reinvested Dividends	387,113	45,556	-	1,013,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	230,011	42,817	249,949	1,471,054
Net Investment Income (Loss)	157,102	2,739	(249,949)	(457,913)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	533,083	62,025	973,314	4,993,257
Realized Gain (Loss) on Investments	(122,225)	31,578	(146,910)	1,534,525
Net Realized Capital Gains (Losses) on Investments	410,858	93,603	826,404	6,527,782
Net Change in Unrealized Appreciation (Depreciation)	(868,920)	227,460	1,206,645	13,490,238
Net Gain (Loss) on Investment	(458,062)	321,063	2,033,049	20,018,020

Net Increase (Decrease) in Net Assets Resulting from Operations	(300,960)	323,802	1,783,100	19,560,107

Increase (Decrease) in Net Assets from Contract Transactions	(2,193,314)	(143,968)	(2,692,764)	136,165,599

Total Increase (Decrease) in Net Assets	(2,494,274)	179,834	(909,664)	155,725,706

Net Assets as of December 31, 2024:	$ 15,123,847	$ 2,753,722	$ 14,300,553	$ 156,840,599

Investment Income:
Reinvested Dividends	246,841	43,860	-	1,058,017
Investment Expense:
Mortality and Expense Risk and Administrative Charges	198,469	38,672	227,668	2,133,547
Net Investment Income (Loss)	48,372	5,188	(227,668)	(1,075,530)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,461,097	286,999	1,719,564	17,729,481
Realized Gain (Loss) on Investments	(470,619)	51,668	(285,559)	2,798,712
Net Realized Capital Gains (Losses) on Investments	990,478	338,667	1,434,005	20,528,193
Net Change in Unrealized Appreciation (Depreciation)	(196,550)	(94,190)	(380,229)	1,462,718
Net Gain (Loss) on Investment	793,928	244,477	1,053,776	21,990,911

Net Increase (Decrease) in Net Assets Resulting from Operations	842,300	249,665	826,108	20,915,381

Increase (Decrease) in Net Assets from Contract Transactions	(2,860,363)	(551,365)	(1,521,183)	(22,664,177)

Total Increase (Decrease) in Net Assets	(2,018,063)	(301,700)	(695,075)	(1,748,796)

Net Assets as of December 31, 2025:	$ 13,105,784	$ 2,452,022	$ 13,605,478	$ 155,091,803

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	TA Market Participation Strategy Service Class	TA Morgan Stanley Global Allocation Service Class	TA Multi-Managed Balanced Service Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 966,997	$ 171,939	$ 688,072	$ 24,450,643

Investment Income:
Reinvested Dividends	18,013	8,312	12,868	181,251
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,774	2,853	12,095	397,652
Net Investment Income (Loss)	3,239	5,459	773	(216,401)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	32,273	795,476
Realized Gain (Loss) on Investments	(4,162)	(243)	(7,598)	526,082
Net Realized Capital Gains (Losses) on Investments	(4,162)	(243)	24,675	1,321,558
Net Change in Unrealized Appreciation (Depreciation)	134,121	3,663	63,930	544,372
Net Gain (Loss) on Investment	129,959	3,420	88,605	1,865,930

Net Increase (Decrease) in Net Assets Resulting from Operations	133,198	8,879	89,378	1,649,529

Increase (Decrease) in Net Assets from Contract Transactions	130,572	(147)	86,955	(3,081,845)

Total Increase (Decrease) in Net Assets	263,770	8,732	176,333	(1,432,316)

Net Assets as of December 31, 2024:	$ 1,230,767	$ 180,671	$ 864,405	$ 23,018,327

Investment Income:
Reinvested Dividends	15,358	11,944	13,979	231,843
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,641	3,095	12,483	364,190
Net Investment Income (Loss)	(1,283)	8,849	1,496	(132,347)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,716	-	95,379	2,419,102
Realized Gain (Loss) on Investments	(11,389)	(85)	11,416	1,329,408
Net Realized Capital Gains (Losses) on Investments	32,327	(85)	106,795	3,748,510
Net Change in Unrealized Appreciation (Depreciation)	69,971	19,507	(34,327)	(1,984,414)
Net Gain (Loss) on Investment	102,298	19,422	72,468	1,764,096

Net Increase (Decrease) in Net Assets Resulting from Operations	101,015	28,271	73,964	1,631,749

Increase (Decrease) in Net Assets from Contract Transactions	(58,523)	(162)	(171,028)	(2,827,642)

Total Increase (Decrease) in Net Assets	42,492	28,109	(97,064)	(1,195,893)

Net Assets as of December 31, 2025:	$ 1,273,259	$ 208,780	$ 767,341	$ 21,822,434

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 9,129,673	$ 2,096,761	$ 962,970	$ 33,030,119

Investment Income:
Reinvested Dividends	-	61,811	113	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	145,791	34,697	15,272	503,115
Net Investment Income (Loss)	(145,791)	27,114	(15,159)	(503,115)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	327,820	-	92,000	2,907,725
Realized Gain (Loss) on Investments	(463,811)	22,893	40,902	1,655,667
Net Realized Capital Gains (Losses) on Investments	(135,991)	22,893	132,902	4,563,392
Net Change in Unrealized Appreciation (Depreciation)	1,243,978	(9,118)	123,383	3,742,260
Net Gain (Loss) on Investment	1,107,987	13,775	256,285	8,305,652

Net Increase (Decrease) in Net Assets Resulting from Operations	962,196	40,889	241,126	7,802,537

Increase (Decrease) in Net Assets from Contract Transactions	(1,102,290)	56,146	(152,425)	(10,468,857)

Total Increase (Decrease) in Net Assets	(140,094)	97,035	88,701	(2,666,320)

Net Assets as of December 31, 2024:	$ 8,989,579	$ 2,193,796	$ 1,051,671	$ 30,363,799

Investment Income:
Reinvested Dividends	-	43,004	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	138,646	34,056	16,942	458,618
Net Investment Income (Loss)	(138,646)	8,948	(16,942)	(458,618)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,374,745	102,353	194,552	4,945,027
Realized Gain (Loss) on Investments	(278,173)	120,214	64,654	137,641
Net Realized Capital Gains (Losses) on Investments	1,096,572	222,567	259,206	5,082,668
Net Change in Unrealized Appreciation (Depreciation)	(231,817)	345,880	(58,011)	75,600
Net Gain (Loss) on Investment	864,755	568,447	201,195	5,158,268

Net Increase (Decrease) in Net Assets Resulting from Operations	726,109	577,395	184,253	4,699,650

Increase (Decrease) in Net Assets from Contract Transactions	(661,148)	(546,298)	(10,400)	(6,109,450)

Total Increase (Decrease) in Net Assets	64,961	31,097	173,853	(1,409,800)

Net Assets as of December 31, 2025:	$ 9,054,540	$ 2,224,893	$ 1,225,524	$ 28,953,999

 See Accompanying Notes.
 .(1)See Footnote 1

 Years Ended December 31, 2025 and 2024
 Transamerica Life Insurance Company
 Merrill Lynch Life Variable Annuity Separate Account A
 Statements of Operations and Changes in Net Assets

Victory Pioneer High Yield VCT Class II Shares
Subaccount

Net Assets as of December 31, 2023:	$ 1,721,294

Investment Income:
Reinvested Dividends	82,498
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,899
Net Investment Income (Loss)	58,599

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(64,366)
Net Realized Capital Gains (Losses) on Investments	(64,366)
Net Change in Unrealized Appreciation (Depreciation)	102,607
Net Gain (Loss) on Investment	38,241

Net Increase (Decrease) in Net Assets Resulting from Operations	96,840

Increase (Decrease) in Net Assets from Contract Transactions	(474,855)

Total Increase (Decrease) in Net Assets	(378,015)

Net Assets as of December 31, 2024:	$ 1,343,279

Investment Income:
Reinvested Dividends	75,389
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,698
Net Investment Income (Loss)	54,691

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(20,029)
Net Realized Capital Gains (Losses) on Investments	(20,029)
Net Change in Unrealized Appreciation (Depreciation)	44,438
Net Gain (Loss) on Investment	24,409

Net Increase (Decrease) in Net Assets Resulting from Operations	79,100

Increase (Decrease) in Net Assets from Contract Transactions	(72,605)

Total Increase (Decrease) in Net Assets	6,495

Net Assets as of December 31, 2025:	$ 1,349,774

 See Accompanying Notes.
 .(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
Columbia Funds Variable Series Trust	Columbia Funds Variable Series Trust
Columbia - Acorn	Columbia - Acorn Fund
Columbia - Acorn International	Columbia - Acorn International Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Equity	Davis Equity Portfolio

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP American Century Ultra Standard Class II Shares	LVIP American Century Ultra Standard Fund Class II Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Victory Variable Insurance Funds	Victory Variable Insurance Funds
Victory Pioneer High Yield VCT Class II Shares	Victory Pioneer High Yield VCT Portfolio Class II Shares

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
LVIP American Century Ultra Standard Class II Shares	April 26, 2024
TA WMC US Growth Initial Class	April 28, 2023
Invesco V.I. American Value Series I Shares	April 30, 2021

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
Columbia - Acorn	Wanger Acorn
Columbia - Acorn International	Wanger International
Victory Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Class II Shares

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

3. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$385,610	$368,944
AB International Value Class A Shares	33,189	258,523
AB Large Cap Growth Class A Shares	9,716,827	17,301,691
AB Relative Value Class A Shares	665,060	696,395
AB Sustainable Global Thematic Growth Class A Shares	622,829	1,166,684
American Funds - Asset Allocation Class 2 Shares	1,209,759	1,356,400
American Funds - Growth Class 2 Shares	3,900,373	7,635,746
American Funds - Growth-Income Class 2 Shares	3,103,563	3,256,189
American Funds - International Class 2 Shares	1,163,832	11,655,396
American Funds - The Bond Fund of America Class 2 Shares	641,457	904,298
BlackRock Advantage Large Cap Core V.I. Class I Shares	19,443,822	22,454,429
BlackRock Advantage Large Cap Value V.I. Class I Shares	7,640,025	11,124,623
BlackRock Advantage SMID Cap V.I. Class I Shares	8,218,570	15,187,845
BlackRock Basic Value V.I. Class I Shares	24,241,308	26,646,194
BlackRock Equity Dividend V.I. Class I Shares	857,709	1,284,635
BlackRock Global Allocation V.I. Class I Shares	35,579,893	42,036,586
BlackRock Government Money Market V.I. Class I Shares	15,748,304	24,764,681
BlackRock High Yield V.I. Class I Shares	5,670,350	9,942,799
BlackRock International V.I. Class I Shares	2,759,700	9,261,480
BlackRock Large Cap Focus Growth V.I. Class I Shares	18,885,889	17,168,694
BlackRock Managed Volatility V.I. Class I Shares	144,879	729,559
BlackRock S&P 500 Index V.I. Class I Shares	15,797,800	29,621,117
BlackRock Total Return V.I. Class I Shares	8,628,829	16,145,813
Columbia - Acorn	865,726	1,864,547
Columbia - Acorn International	2,175,805	4,730,977
Davis Equity	11,302,588	9,418,518
Eaton Vance VT Floating-Rate Income	350,727	347,470
Federated Hermes Kaufmann II Primary Shares	2,427,615	4,133,572
Federated Hermes Managed Volatility II Primary Shares	105,029	201,649
Franklin Templeton Foreign Class 2 Shares	101,164	160,516
Franklin Templeton Growth Class 2 Shares	113,728	592,005
Invesco V.I. American Franchise Series I Shares	2,163,981	2,347,854
Invesco V.I. American Value Series I Shares	115,097	131,671
Invesco V.I. Comstock Series I Shares	9,752,586	11,490,893
Invesco V.I. EQV International Equity Series I Shares	692,552	832,126
Invesco V.I. Main Street Series II Shares	46,110	98,707

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. Main Street Mid Cap Series I Shares	$317,782	$535,515
Janus Henderson - Enterprise Service Shares	77,096	107,603
Janus Henderson - Forty Service Shares	1,357,196	2,233,947
LVIP American Century Ultra Standard Class II Shares	1,139,344	2,223,580
MFS® Growth Initial Class	18,372,766	14,016,948
PIMCO CommodityRealReturn® Strategy Administrative Class	701,495	1,957,078
PIMCO Low Duration Administrative Class	4,005,425	6,313,540
PIMCO Real Return Administrative Class	2,418,552	4,355,849
PIMCO Total Return Administrative Class	8,832,057	17,771,681
TA Aegon Sustainable Equity Income Service Class	2,329,388	6,529,013
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	941,967	309,213
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	514,771	307,833
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	691,810	800,709
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	59,196	156,405
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	354,266	149,356
TA BlackRock iShares Edge 40 Service Class	8,728	15,762
TA BlackRock iShares Tactical - Balanced Service Class	36,832	65,255
TA BlackRock iShares Tactical - Conservative Service Class	172,642	285,392
TA BlackRock iShares Tactical - Growth Service Class	611,237	87,233
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	509,838	916,803
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,046,834	1,029,188
TA Goldman Sachs Managed Risk - Growth ETF Service Class	290,417	252,595
TA International Focus Initial Class	2,552,683	3,903,559
TA Janus Balanced Service Class	589,425	848,604
TA Janus Mid-Cap Growth Service Class	2,606,231	2,635,519
TA JPMorgan Enhanced Index Initial Class	22,805,417	28,815,625
TA Market Participation Strategy Service Class	59,074	75,239
TA Morgan Stanley Global Allocation Service Class	11,944	3,257
TA Multi-Managed Balanced Service Class	114,930	189,080
TA Small/Mid Cap Value Service Class	4,009,552	4,550,438
TA T. Rowe Price Small Cap Initial Class	1,735,127	1,160,176
TA TSW International Equity Service Class	218,582	653,578
TA WMC US Growth Initial Class	392,183	224,974
TA WMC US Growth Service Class	8,244,578	9,867,617
Victory Pioneer High Yield VCT Class II Shares	187,183	205,137

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
4. Change in Units
The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	3,597	(8,408)	(4,811)	3,826	(13,685)	(9,859)
AB International Value Class A Shares	849	(26,957)	(26,108)	23,228	(38,263)	(15,035)
AB Large Cap Growth Class A Shares	10,894	(153,305)	(142,411)	13,352	(128,411)	(115,059)
AB Relative Value Class A Shares	1,660	(13,875)	(12,215)	5,726	(18,615)	(12,889)
AB Sustainable Global Thematic Growth Class A Shares	3,729	(54,644)	(50,915)	6,490	(67,893)	(61,403)
American Funds - Asset Allocation Class 2 Shares	5,869	(32,357)	(26,488)	18,609	(89,804)	(71,195)
American Funds - Growth Class 2 Shares	13,628	(84,556)	(70,928)	13,111	(105,438)	(92,327)
American Funds - Growth-Income Class 2 Shares	6,362	(57,731)	(51,369)	1,549	(97,539)	(95,990)
American Funds - International Class 2 Shares	28,022	(443,302)	(415,280)	131,504	(312,586)	(181,082)
American Funds - The Bond Fund of America Class 2 Shares	31,593	(64,787)	(33,194)	62,868	(64,155)	(1,287)
BlackRock Advantage Large Cap Core V.I. Class I Shares	13,288	(153,646)	(140,358)	14,623	(156,337)	(141,714)
BlackRock Advantage Large Cap Value V.I. Class I Shares	40,434	(219,942)	(179,508)	55,268	(213,446)	(158,178)
BlackRock Advantage SMID Cap V.I. Class I Shares	14,057	(107,740)	(93,683)	37,258	(123,648)	(86,390)
BlackRock Basic Value V.I. Class I Shares	41,168	(307,223)	(266,055)	44,348	(307,412)	(263,064)
BlackRock Equity Dividend V.I. Class I Shares	752	(11,609)	(10,857)	-	(14,806)	(14,806)
BlackRock Global Allocation V.I. Class I Shares	196,969	(810,272)	(613,303)	88,738	(684,748)	(596,010)
BlackRock Government Money Market V.I. Class I Shares	1,022,967	(1,877,107)	(854,140)	1,350,940	(2,574,301)	(1,223,361)
BlackRock High Yield V.I. Class I Shares	62,641	(223,054)	(160,413)	49,122	(196,102)	(146,980)
BlackRock International V.I. Class I Shares	82,877	(331,030)	(248,153)	70,435	(235,961)	(165,526)
BlackRock Large Cap Focus Growth V.I. Class I Shares	86,841	(261,000)	(174,159)	81,946	(227,010)	(145,064)
BlackRock Managed Volatility V.I. Class I Shares	1,898	(20,627)	(18,729)	2,827	(32,921)	(30,094)
BlackRock S&P 500 Index V.I. Class I Shares	64,636	(335,650)	(271,014)	45,247	(315,890)	(270,643)
BlackRock Total Return V.I. Class I Shares	314,905	(799,863)	(484,958)	328,045	(589,432)	(261,387)
Columbia - Acorn	24,996	(45,114)	(20,118)	15,669	(54,295)	(38,626)
Columbia - Acorn International	115,318	(273,016)	(157,698)	199,447	(232,118)	(32,671)
Davis Equity	43,411	(212,689)	(169,278)	36,999	(250,820)	(213,821)
Eaton Vance VT Floating-Rate Income	11,230	(18,819)	(7,589)	18,076	(26,385)	(8,309)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Federated Hermes Kaufmann II Primary Shares	12,304	(82,419)	(70,115)	8,619	(77,544)	(68,925)
Federated Hermes Managed Volatility II Primary Shares	3,697	(14,323)	(10,626)	4,417	(14,655)	(10,238)
Franklin Templeton Foreign Class 2 Shares	-	(7,642)	(7,642)	393	(9,460)	(9,067)
Franklin Templeton Growth Class 2 Shares	482	(26,409)	(25,927)	1,865	(5,327)	(3,462)
Invesco V.I. American Franchise Series I Shares	3,767	(45,530)	(41,763)	4,832	(57,927)	(53,095)
Invesco V.I. American Value Series I Shares	2,863	(7,738)	(4,875)	9,621	(1,079)	8,542
Invesco V.I. Comstock Series I Shares	56,355	(244,497)	(188,142)	26,728	(246,563)	(219,835)
Invesco V.I. EQV International Equity Series I Shares	13,251	(41,295)	(28,044)	27,996	(40,488)	(12,492)
Invesco V.I. Main Street Series II Shares	243	(1,914)	(1,671)	18	(2,315)	(2,297)
Invesco V.I. Main Street Mid Cap Series I Shares	4,397	(15,186)	(10,789)	6,175	(8,579)	(2,404)
Janus Henderson - Enterprise Service Shares	1,237	(2,082)	(845)	2,224	(2,642)	(418)
Janus Henderson - Forty Service Shares	10,713	(33,708)	(22,995)	12,960	(30,098)	(17,138)
LVIP American Century Ultra Standard Class II Shares	28,926	(170,036)	(141,110)	1,036,098	(155,835)	880,263
MFS® Growth Initial Class	38,701	(141,046)	(102,345)	48,055	(188,572)	(140,517)
PIMCO CommodityRealReturn® Strategy Administrative Class	64,604	(212,108)	(147,504)	118,163	(101,812)	16,351
PIMCO Low Duration Administrative Class	236,279	(486,728)	(250,449)	337,318	(538,359)	(201,041)
PIMCO Real Return Administrative Class	121,805	(272,560)	(150,755)	146,852	(206,665)	(59,813)
PIMCO Total Return Administrative Class	289,915	(967,584)	(677,669)	402,308	(886,021)	(483,713)
TA Aegon Sustainable Equity Income Service Class	90,608	(346,451)	(255,843)	63,848	(491,652)	(427,804)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	60,999	(18,966)	42,033	4,939	(22,642)	(17,703)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	31,378	(18,894)	12,484	6,258	(25,452)	(19,194)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	47,033	(54,230)	(7,197)	44,110	(73,304)	(29,194)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	2,857	(10,437)	(7,580)	-	(4,455)	(4,455)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	20,659	(9,107)	11,552	5,414	(2,795)	2,619
TA BlackRock iShares Edge 40 Service Class	157	(1,073)	(916)	596	(7,181)	(6,585)
TA BlackRock iShares Tactical - Balanced Service Class	-	(3,287)	(3,287)	4,912	(16,632)	(11,720)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock iShares Tactical - Conservative Service Class	10,144	(19,374)	(9,230)	7,044	(27,765)	(20,721)
TA BlackRock iShares Tactical - Growth Service Class	33,144	(4,255)	28,889	-	(2,021)	(2,021)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	13,390	(54,642)	(41,252)	11,826	(13,289)	(1,463)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	64,889	(70,536)	(5,647)	10,755	(23,288)	(12,533)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	510	(10,522)	(10,012)	9,249	(5,904)	3,345
TA International Focus Initial Class	67,545	(287,219)	(219,674)	14,074	(186,144)	(172,070)
TA Janus Balanced Service Class	14,671	(46,617)	(31,946)	15,828	(24,529)	(8,701)
TA Janus Mid-Cap Growth Service Class	29,638	(78,180)	(48,542)	25,013	(115,917)	(90,904)
TA JPMorgan Enhanced Index Initial Class	167,945	(1,039,568)	(871,623)	7,094,821	(796,727)	6,298,094
TA Market Participation Strategy Service Class	-	(2,885)	(2,885)	6,926	(219)	6,707
TA Morgan Stanley Global Allocation Service Class	-	(12)	(12)	-	(11)	(11)
TA Multi-Managed Balanced Service Class	322	(10,238)	(9,916)	14,036	(8,899)	5,137
TA Small/Mid Cap Value Service Class	43,632	(131,135)	(87,503)	48,131	(146,248)	(98,117)
TA T. Rowe Price Small Cap Initial Class	20,688	(56,842)	(36,154)	23,821	(87,799)	(63,978)
TA TSW International Equity Service Class	5,584	(45,097)	(39,513)	22,409	(17,036)	5,373
TA WMC US Growth Initial Class	4,083	(3,984)	99	46	(3,674)	(3,628)
TA WMC US Growth Service Class	76,285	(189,143)	(112,858)	34,851	(277,950)	(243,099)
Victory Pioneer High Yield VCT Class II Shares	5,455	(9,046)	(3,591)	4,858	(29,951)	(25,093)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$138,492	$(337,767)	$(199,275)	$155,212	$(542,784)	$(387,572)
AB International Value Class A Shares	6,879	(240,587)	(233,708)	183,426	(302,454)	(119,028)
AB Large Cap Growth Class A Shares	1,113,529	(15,953,208)	(14,839,679)	1,244,462	(12,068,895)	(10,824,433)
AB Relative Value Class A Shares	71,900	(595,527)	(523,627)	232,247	(760,248)	(528,001)
AB Sustainable Global Thematic Growth Class A Shares	73,729	(1,106,101)	(1,032,372)	130,125	(1,328,679)	(1,198,554)
American Funds - Asset Allocation Class 2 Shares	202,107	(1,166,312)	(964,205)	591,412	(2,880,047)	(2,288,635)
American Funds - Growth Class 2 Shares	1,086,986	(7,058,508)	(5,971,522)	930,023	(7,386,463)	(6,456,440)
American Funds - Growth-Income Class 2 Shares	318,995	(2,995,199)	(2,676,204)	67,468	(4,325,209)	(4,257,741)
American Funds - International Class 2 Shares	672,077	(10,927,844)	(10,255,767)	2,980,253	(7,154,807)	(4,174,554)
American Funds - The Bond Fund of America Class 2 Shares	396,676	(811,311)	(414,635)	774,861	(782,143)	(7,282)
BlackRock Advantage Large Cap Core V.I. Class I Shares	1,593,319	(20,728,538)	(19,135,219)	1,573,297	(18,565,526)	(16,992,229)
BlackRock Advantage Large Cap Value V.I. Class I Shares	1,878,635	(10,423,940)	(8,545,305)	2,291,619	(9,089,490)	(6,797,871)
BlackRock Advantage SMID Cap V.I. Class I Shares	1,673,889	(14,053,500)	(12,379,611)	4,752,412	(14,774,523)	(10,022,111)
BlackRock Basic Value V.I. Class I Shares	3,433,233	(24,765,611)	(21,332,378)	2,327,470	(21,528,258)	(19,200,788)
BlackRock Equity Dividend V.I. Class I Shares	76,231	(1,186,635)	(1,110,404)	-	(1,371,731)	(1,371,731)
BlackRock Global Allocation V.I. Class I Shares	8,473,816	(39,009,489)	(30,535,673)	3,666,627	(32,983,056)	(29,316,429)
BlackRock Government Money Market V.I. Class I Shares	12,522,259	(23,772,676)	(11,250,417)	15,913,120	(32,705,182)	(16,792,062)
BlackRock High Yield V.I. Class I Shares	2,496,241	(9,354,990)	(6,858,749)	1,414,658	(7,386,098)	(5,971,440)
BlackRock International V.I. Class I Shares	2,161,485	(8,707,711)	(6,546,226)	1,732,220	(5,964,413)	(4,232,193)
BlackRock Large Cap Focus Growth V.I. Class I Shares	5,456,583	(16,133,323)	(10,676,740)	4,803,808	(12,395,060)	(7,591,252)
BlackRock Managed Volatility V.I. Class I Shares	61,293	(667,979)	(606,686)	84,728	(998,971)	(914,243)
BlackRock S&P 500 Index V.I. Class I Shares	5,308,631	(27,651,779)	(22,343,148)	3,077,908	(20,828,971)	(17,751,063)
BlackRock Total Return V.I. Class I Shares	5,716,292	(15,246,608)	(9,530,316)	4,985,978	(10,446,268)	(5,460,290)
Columbia - Acorn	872,131	(1,740,344)	(868,213)	583,253	(2,086,987)	(1,503,734)
Columbia - Acorn International	1,886,639	(4,465,216)	(2,578,577)	3,006,179	(3,683,513)	(677,334)
Davis Equity	1,824,688	(8,656,833)	(6,832,145)	1,334,656	(9,070,848)	(7,736,192)
Eaton Vance VT Floating-Rate Income	187,567	(313,609)	(126,042)	284,914	(417,968)	(133,054)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$138,492	$(337,767)	$(199,275)	$155,212	$(542,784)	$(387,572)
AB International Value Class A Shares	6,879	(240,587)	(233,708)	183,426	(302,454)	(119,028)
AB Large Cap Growth Class A Shares	1,113,529	(15,953,208)	(14,839,679)	1,244,462	(12,068,895)	(10,824,433)
AB Relative Value Class A Shares	71,900	(595,527)	(523,627)	232,247	(760,248)	(528,001)
AB Sustainable Global Thematic Growth Class A Shares	73,729	(1,106,101)	(1,032,372)	130,125	(1,328,679)	(1,198,554)
American Funds - Asset Allocation Class 2 Shares	202,107	(1,166,312)	(964,205)	591,412	(2,880,047)	(2,288,635)
American Funds - Growth Class 2 Shares	1,086,986	(7,058,508)	(5,971,522)	930,023	(7,386,463)	(6,456,440)
American Funds - Growth-Income Class 2 Shares	318,995	(2,995,199)	(2,676,204)	67,468	(4,325,209)	(4,257,741)
American Funds - International Class 2 Shares	672,077	(10,927,844)	(10,255,767)	2,980,253	(7,154,807)	(4,174,554)
American Funds - The Bond Fund of America Class 2 Shares	396,676	(811,311)	(414,635)	774,861	(782,143)	(7,282)
BlackRock Advantage Large Cap Core V.I. Class I Shares	1,593,319	(20,728,538)	(19,135,219)	1,573,297	(18,565,526)	(16,992,229)
BlackRock Advantage Large Cap Value V.I. Class I Shares	1,878,635	(10,423,940)	(8,545,305)	2,291,619	(9,089,490)	(6,797,871)
BlackRock Advantage SMID Cap V.I. Class I Shares	1,673,889	(14,053,500)	(12,379,611)	4,752,412	(14,774,523)	(10,022,111)
BlackRock Basic Value V.I. Class I Shares	3,433,233	(24,765,611)	(21,332,378)	2,327,470	(21,528,258)	(19,200,788)
BlackRock Equity Dividend V.I. Class I Shares	76,231	(1,186,635)	(1,110,404)	-	(1,371,731)	(1,371,731)
BlackRock Global Allocation V.I. Class I Shares	8,473,816	(39,009,489)	(30,535,673)	3,666,627	(32,983,056)	(29,316,429)
BlackRock Government Money Market V.I. Class I Shares	12,522,259	(23,772,676)	(11,250,417)	15,913,120	(32,705,182)	(16,792,062)
BlackRock High Yield V.I. Class I Shares	2,496,241	(9,354,990)	(6,858,749)	1,414,658	(7,386,098)	(5,971,440)
BlackRock International V.I. Class I Shares	2,161,485	(8,707,711)	(6,546,226)	1,732,220	(5,964,413)	(4,232,193)
BlackRock Large Cap Focus Growth V.I. Class I Shares	5,456,583	(16,133,323)	(10,676,740)	4,803,808	(12,395,060)	(7,591,252)
BlackRock Managed Volatility V.I. Class I Shares	61,293	(667,979)	(606,686)	84,728	(998,971)	(914,243)
BlackRock S&P 500 Index V.I. Class I Shares	5,308,631	(27,651,779)	(22,343,148)	3,077,908	(20,828,971)	(17,751,063)
BlackRock Total Return V.I. Class I Shares	5,716,292	(15,246,608)	(9,530,316)	4,985,978	(10,446,268)	(5,460,290)
Columbia - Acorn	872,131	(1,740,344)	(868,213)	583,253	(2,086,987)	(1,503,734)
Columbia - Acorn International	1,886,639	(4,465,216)	(2,578,577)	3,006,179	(3,683,513)	(677,334)
Davis Equity	1,824,688	(8,656,833)	(6,832,145)	1,334,656	(9,070,848)	(7,736,192)
Eaton Vance VT Floating-Rate Income	187,567	(313,609)	(126,042)	284,914	(417,968)	(133,054)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Federated Hermes Kaufmann II Primary Shares	567,908	(3,895,837)	(3,327,929)	371,332	(3,255,197)	(2,883,865)
Federated Hermes Managed Volatility II Primary Shares	$48,831	$(185,183)	$(136,352)	$54,381	$(179,897)	$(125,516)
Franklin Templeton Foreign Class 2 Shares	-	(142,660)	(142,660)	7,672	(169,803)	(162,131)
Franklin Templeton Growth Class 2 Shares	9,252	(575,107)	(565,855)	37,878	(106,306)	(68,428)
Invesco V.I. American Franchise Series I Shares	164,104	(2,058,882)	(1,894,778)	155,110	(2,129,436)	(1,974,326)
Invesco V.I. American Value Series I Shares	47,976	(124,902)	(76,926)	128,471	(13,839)	114,632
Invesco V.I. Comstock Series I Shares	2,456,668	(10,679,637)	(8,222,969)	1,045,948	(9,725,459)	(8,679,511)
Invesco V.I. EQV International Equity Series I Shares	284,017	(750,614)	(466,597)	491,560	(713,688)	(222,128)
Invesco V.I. Main Street Series II Shares	10,293	(90,791)	(80,498)	804	(95,263)	(94,459)
Invesco V.I. Main Street Mid Cap Series I Shares	148,435	(508,000)	(359,565)	214,853	(272,097)	(57,244)
Janus Henderson - Enterprise Service Shares	60,904	(105,011)	(44,107)	108,525	(130,286)	(21,761)
Janus Henderson - Forty Service Shares	658,201	(2,155,214)	(1,497,013)	766,559	(1,742,500)	(975,941)
LVIP American Century Ultra Standard Class II Shares	324,245	(2,091,403)	(1,767,158)	10,554,729	(1,718,325)	8,836,404
MFS® Growth Initial Class	3,016,663	(12,944,718)	(9,928,055)	4,115,788	(14,470,681)	(10,354,893)
PIMCO CommodityRealReturn® Strategy Administrative Class	558,008	(1,874,793)	(1,316,785)	937,924	(817,438)	120,486
PIMCO Low Duration Administrative Class	2,858,434	(5,851,500)	(2,993,066)	3,899,257	(6,213,600)	(2,314,343)
PIMCO Real Return Administrative Class	1,840,563	(4,078,091)	(2,237,528)	2,108,450	(2,974,858)	(866,408)
PIMCO Total Return Administrative Class	4,847,485	(16,454,238)	(11,606,753)	6,494,978	(14,675,870)	(8,180,892)
TA Aegon Sustainable Equity Income Service Class	1,616,090	(6,041,875)	(4,425,785)	1,020,911	(7,912,715)	(6,891,804)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	831,785	(256,234)	575,551	63,366	(290,942)	(227,576)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	443,979	(264,767)	179,212	86,677	(351,272)	(264,595)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	672,673	(785,900)	(113,227)	619,115	(1,046,314)	(427,199)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	39,225	(144,910)	(105,685)	-	(60,180)	(60,180)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	351,517	(145,982)	205,535	86,247	(44,975)	41,272
TA BlackRock iShares Edge 40 Service Class	2,143	(14,116)	(11,973)	7,833	(97,061)	(89,228)
TA BlackRock iShares Tactical - Balanced Service Class	$-	$(50,072)	$(50,072)	$71,491	$(242,459)	$(170,968)
TA BlackRock iShares Tactical - Conservative Service Class	148,863	(275,815)	(126,952)	92,885	(376,822)	(283,937)
TA BlackRock iShares Tactical - Growth Service Class	580,696	(74,352)	506,344	-	(33,983)	(33,983)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	205,716	(854,976)	(649,260)	182,472	(199,416)	(16,944)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	905,744	(982,185)	(76,441)	140,211	(319,108)	(178,897)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	9,944	(205,393)	(195,449)	181,412	(104,696)	76,716
TA International Focus Initial Class	864,244	(3,724,607)	(2,860,363)	180,186	(2,373,500)	(2,193,314)
TA Janus Balanced Service Class	259,135	(810,500)	(551,365)	266,650	(410,618)	(143,968)
TA Janus Mid-Cap Growth Service Class	897,329	(2,418,512)	(1,521,183)	716,578	(3,409,342)	(2,692,764)
TA JPMorgan Enhanced Index Initial Class	4,208,513	(26,872,690)	(22,664,177)	154,991,741	(18,826,142)	136,165,599
TA Market Participation Strategy Service Class	-	(58,523)	(58,523)	134,863	(4,291)	130,572
TA Morgan Stanley Global Allocation Service Class	-	(162)	(162)	-	(147)	(147)
TA Multi-Managed Balanced Service Class	5,765	(176,793)	(171,028)	235,169	(148,214)	86,955
TA Small/Mid Cap Value Service Class	1,378,236	(4,205,878)	(2,827,642)	1,443,719	(4,525,564)	(3,081,845)
TA T. Rowe Price Small Cap Initial Class	365,366	(1,026,514)	(661,148)	420,870	(1,523,160)	(1,102,290)
TA TSW International Equity Service Class	74,867	(621,165)	(546,298)	264,831	(208,685)	56,146
TA WMC US Growth Initial Class	197,818	(208,218)	(10,400)	2,026	(154,451)	(152,425)
TA WMC US Growth Service Class	3,318,209	(9,427,659)	(6,109,450)	1,553,574	(12,022,431)	(10,468,857)
Victory Pioneer High Yield VCT Class II Shares	113,287	(185,892)	(72,605)	93,711	(568,566)	(474,855)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance.  These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Discovery Value Class A Shares
12/31/2025	51,785	$43.79	to	$39.17	$ 2,138,974	0.84%	1.25%	to	1.90%	1.61%	to	0.95%
12/31/2024	56,596	43.09	to	38.80	2,314,153	0.86	1.25	to	1.90	8.65	to	7.94
12/31/2023	66,455	39.66	to	35.95	2,508,196	1.09	1.25	to	1.90	15.73	to	14.98
12/31/2022	71,811	34.27	to	31.27	2,351,549	0.99	1.25	to	1.90	(16.74)	to	(17.16)
12/31/2021	112,537	41.13	to	37.74	4,411,663	0.77	1.25	to	1.75	34.26	to	33.59
AB International Value Class A Shares
12/31/2025	106,467	11.48	to	10.40	1,155,964	2.44	1.25	to	1.90	39.94	to	39.03
12/31/2024	132,575	8.20	to	7.48	1,032,162	2.65	1.25	to	1.90	3.75	to	3.08
12/31/2023	147,610	7.91	to	7.25	1,111,642	0.79	1.25	to	1.90	13.72	to	12.99
12/31/2022	169,616	6.95	to	6.42	1,128,128	4.30	1.25	to	1.90	(14.75)	to	(15.17)
12/31/2021	235,564	8.15	to	7.57	1,840,598	1.99	1.25	to	1.75	9.70	to	9.16
AB Large Cap Growth Class A Shares
12/31/2025	928,211	119.73	to	41.99	100,718,649	-	1.35	to	1.59	11.62	to	11.35
12/31/2024	1,070,622	107.27	to	37.71	104,533,512	0.05	1.35	to	1.59	23.57	to	23.27
12/31/2023	1,185,681	86.81	to	30.59	94,171,637	-	1.35	to	1.59	33.32	to	33.00
12/31/2022	1,353,430	65.11	to	23.00	80,885,354	-	1.35	to	1.59	(29.47)	to	(29.64)
12/31/2021	1,486,816	92.31	to	32.68	126,355,527	-	1.35	to	1.59	27.24	to	26.94
AB Relative Value Class A Shares
12/31/2025	144,983	46.26	to	44.40	6,548,125	1.11	1.25	to	1.90	9.10	to	8.39
12/31/2024	157,198	42.40	to	40.96	6,529,746	1.44	1.25	to	1.90	11.61	to	10.89
12/31/2023	170,087	37.99	to	36.94	6,351,496	1.50	1.25	to	1.90	10.64	to	9.92
12/31/2022	199,235	34.34	to	33.60	6,747,082	1.42	1.25	to	1.90	(5.45)	to	(5.92)
12/31/2021	217,603	36.29	to	35.72	7,813,095	0.82	1.25	to	1.75	26.57	to	25.93
AB Sustainable Global Thematic Growth Class A Shares
12/31/2025	203,785	20.49	to	20.49	4,175,491	-	1.35	to	1.35	4.90	to	4.90
12/31/2024	254,700	19.53	to	19.53	4,975,083	-	1.35	to	1.35	4.78	to	4.78
12/31/2023	316,103	18.64	to	18.64	5,892,799	0.28	1.35	to	1.35	14.46	to	14.46
12/31/2022	367,053	16.29	to	16.29	5,978,240	-	1.35	to	1.35	(27.96)	to	(27.96)
12/31/2021	420,879	22.61	to	22.61	9,515,723	-	1.35	to	1.35	21.22	to	21.22
American Funds - Asset Allocation Class 2 Shares
12/31/2025	295,631	40.53	to	36.26	11,432,645	2.01	1.40	to	2.05	14.24	to	13.50
12/31/2024	322,119	35.47	to	31.94	10,944,604	2.07	1.40	to	2.05	14.81	to	14.06
12/31/2023	393,314	30.90	to	28.00	11,698,206	2.22	1.40	to	2.05	12.69	to	11.96
12/31/2022	421,763	27.42	to	25.01	11,171,321	1.85	1.40	to	2.05	(14.67)	to	(15.10)
12/31/2021	454,694	32.11	to	29.46	14,136,930	1.53	1.40	to	1.90	13.50	to	12.94
American Funds - Growth Class 2 Shares
12/31/2025	383,631	97.39	to	87.13	35,315,794	0.16	1.40	to	2.05	18.56	to	17.79
12/31/2024	454,559	82.14	to	73.97	35,481,214	0.33	1.40	to	2.05	29.79	to	28.94
12/31/2023	546,886	63.29	to	57.37	33,035,107	0.36	1.40	to	2.05	36.56	to	35.68
12/31/2022	626,007	46.35	to	42.28	27,801,046	0.31	1.40	to	2.05	(30.96)	to	(31.31)
12/31/2021	647,198	67.08	to	61.55	41,720,676	0.21	1.40	to	1.90	20.29	to	19.69
American Funds - Growth-Income Class 2 Shares
12/31/2025	273,454	59.51	to	53.24	15,520,698	0.89	1.40	to	2.05	16.42	to	15.67
12/31/2024	324,823	51.11	to	46.02	15,866,112	1.04	1.40	to	2.05	22.49	to	21.69
12/31/2023	420,813	41.73	to	37.82	16,820,903	1.36	1.40	to	2.05	24.39	to	23.59
12/31/2022	467,199	33.55	to	30.60	15,062,572	1.21	1.40	to	2.05	(17.72)	to	(18.13)
12/31/2021	532,668	40.74	to	37.38	20,898,435	1.09	1.40	to	1.90	22.37	to	21.76

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - International Class 2 Shares
	12/31/2025	1,548,459	$29.09	to	$26.03	$ 42,553,388	1.24%	1.40%	to	2.05%	25.00%	to	24.20%
	12/31/2024	1,963,739	23.27	to	20.96	43,350,913	1.15	1.40	to	2.05	1.72	to	1.05
	12/31/2023	2,144,821	22.88	to	20.74	46,711,097	1.29	1.40	to	2.05	14.24	to	13.50
	12/31/2022	2,377,065	20.03	to	18.27	45,489,770	1.73	1.40	to	2.05	(21.95)	to	(22.34)
	12/31/2021	2,534,688	25.64	to	23.53	62,296,514	2.34	1.40	to	1.90	(2.87)	to	(3.35)
American Funds - The Bond Fund of America Class 2 Shares
	12/31/2025	472,456	13.49	to	12.06	6,071,456	4.23	1.40	to	2.05	5.77	to	5.08
	12/31/2024	505,650	12.75	to	11.48	6,163,540	4.23	1.40	to	2.05	(0.26)	to	(0.91)
	12/31/2023	506,937	12.78	to	11.59	6,211,749	3.45	1.40	to	2.05	3.56	to	2.89
	12/31/2022	508,817	12.34	to	11.26	6,032,550	2.81	1.40	to	2.05	(13.86)	to	(14.29)
	12/31/2021	562,501	14.32	to	13.14	7,758,778	1.38	1.40	to	1.90	(1.69)	to	(2.18)
BlackRock Advantage Large Cap Core V.I. Class I Shares
	12/31/2025	975,674	66.61	to	59.59	149,700,266	0.52	1.25	to	1.90	18.56	to	17.79
	12/31/2024	1,116,032	56.18	to	50.59	144,680,075	0.72	1.25	to	1.90	23.88	to	23.07
	12/31/2023	1,257,746	45.35	to	41.10	131,923,944	0.84	1.25	to	1.90	23.68	to	22.88
	12/31/2022	1,450,674	36.67	to	33.45	123,592,493	0.93	1.25	to	1.90	(21.06)	to	(21.44)
	12/31/2021	1,605,550	46.40	to	42.58	173,964,059	1.46	1.25	to	1.75	26.85	to	26.22
BlackRock Advantage Large Cap Value V.I. Class I Shares
	12/31/2025	1,088,952	46.00	to	41.15	57,227,600	1.26	1.25	to	1.90	16.91	to	16.15
	12/31/2024	1,268,460	39.35	to	35.43	57,071,008	1.53	1.25	to	1.90	14.87	to	14.12
	12/31/2023	1,426,638	34.25	to	31.04	55,919,232	1.54	1.25	to	1.90	12.29	to	11.57
	12/31/2022	1,604,681	30.50	to	27.83	56,198,269	1.59	1.25	to	1.90	(9.39)	to	(9.82)
	12/31/2021	1,826,557	33.63	to	30.86	70,150,197	1.56	1.25	to	1.75	24.95	to	24.33
BlackRock Advantage SMID Cap V.I. Class I Shares
	12/31/2025	706,028	46.29	to	41.42	96,408,423	0.82	1.25	to	1.90	9.73	to	9.02
	12/31/2024	799,711	42.19	to	37.99	100,179,312	0.77	1.25	to	1.90	10.66	to	9.93
	12/31/2023	886,101	38.13	to	34.55	100,272,986	0.95	1.25	to	1.90	17.41	to	16.65
	12/31/2022	997,012	32.47	to	29.62	96,062,599	0.89	1.25	to	1.90	(17.59)	to	(17.99)
	12/31/2021	1,096,775	39.37	to	36.12	127,695,426	0.84	1.25	to	1.75	12.23	to	11.67
BlackRock Basic Value V.I. Class I Shares
	12/31/2025	1,549,584	44.38	to	39.70	153,245,019	2.03	1.25	to	1.90	22.84	to	22.05
	12/31/2024	1,815,639	36.13	to	32.53	144,440,573	1.99	1.25	to	1.90	9.00	to	8.29
	12/31/2023	2,078,703	33.15	to	30.04	150,657,319	1.72	1.25	to	1.90	15.17	to	14.42
	12/31/2022	2,383,691	28.78	to	26.26	151,076,769	1.41	1.25	to	1.90	(6.19)	to	(6.64)
	12/31/2021	2,670,287	30.65	to	28.12	177,308,221	1.23	1.25	to	1.75	20.16	to	19.57
BlackRock Equity Dividend V.I. Class I Shares
	12/31/2025	66,163	113.46	to	113.46	7,506,585	2.21	1.35	to	1.35	19.92	to	19.92
	12/31/2024	77,020	94.61	to	94.61	7,287,131	2.50	1.35	to	1.35	8.58	to	8.58
	12/31/2023	91,826	87.14	to	87.14	8,001,699	2.02	1.35	to	1.35	10.74	to	10.74
	12/31/2022	102,590	78.69	to	78.69	8,072,962	1.67	1.35	to	1.35	(5.13)	to	(5.13)
	12/31/2021	112,159	82.95	to	82.95	9,303,537	1.54	1.35	to	1.35	18.93	to	18.93
BlackRock Global Allocation V.I. Class I Shares
	12/31/2025	4,406,139	34.98	to	31.30	255,173,323	3.36	1.25	to	1.90	18.31	to	17.54
	12/31/2024	5,019,442	29.57	to	26.63	244,278,816	1.30	1.25	to	1.90	7.87	to	7.17
	12/31/2023	5,615,452	27.41	to	24.85	254,684,426	2.14	1.25	to	1.90	11.43	to	10.71
	12/31/2022	6,334,960	24.60	to	22.44	258,280,116	-	1.25	to	1.90	(16.99)	to	(17.38)
	12/31/2021	7,023,561	29.60	to	27.16	344,946,683	0.90	1.25	to	1.75	5.35	to	4.82
BlackRock Government Money Market V.I. Class I Shares
	12/31/2025	6,075,192	10.83	to	9.69	81,478,032	3.99	1.25	to	1.90	2.77	to	2.10
	12/31/2024	6,929,332	10.54	to	9.49	90,494,186	4.91	1.25	to	1.90	3.70	to	3.03
	12/31/2023	8,152,693	10.17	to	9.21	103,866,156	4.79	1.25	to	1.90	3.55	to	2.89
	12/31/2022	6,240,501	9.82	to	8.95	77,499,210	1.37	1.25	to	1.90	0.05	to	(0.43)
	12/31/2021	6,773,331	9.80	to	8.99	83,182,929	-	1.25	to	1.75	(1.24)	to	(1.73)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock High Yield V.I. Class I Shares
12/31/2025	1,054,641	$27.88	to	$24.94	$ 45,272,716	6.74%	1.25%	to	1.90%	7.83%	to	7.13%
12/31/2024	1,215,054	25.86	to	23.28	48,725,044	6.95	1.25	to	1.90	6.91	to	6.22
12/31/2023	1,362,034	24.18	to	21.92	51,425,176	6.55	1.25	to	1.90	11.79	to	11.07
12/31/2022	1,574,145	21.63	to	19.74	53,457,125	5.29	1.25	to	1.90	(11.54)	to	(11.96)
12/31/2021	1,831,142	24.43	to	22.42	69,375,085	4.52	1.25	to	1.75	4.02	to	3.50
BlackRock International V.I. Class I Shares
12/31/2025	1,585,288	23.39	to	20.92	45,106,620	1.48	1.25	to	1.90	14.10	to	13.36
12/31/2024	1,833,441	20.50	to	18.46	45,789,366	0.56	1.25	to	1.90	(0.88)	to	(1.53)
12/31/2023	1,998,967	20.68	to	18.74	50,450,175	0.84	1.25	to	1.90	17.55	to	16.79
12/31/2022	2,246,975	17.59	to	16.05	48,286,775	0.81	1.25	to	1.90	(25.63)	to	(25.98)
12/31/2021	2,416,086	23.63	to	21.68	69,756,137	0.65	1.25	to	1.75	7.33	to	6.79
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2025	1,283,682	80.64	to	72.14	86,071,415	-	1.25	to	1.90	10.41	to	9.70
12/31/2024	1,457,841	73.03	to	65.76	88,657,828	-	1.25	to	1.90	30.06	to	29.22
12/31/2023	1,602,905	56.15	to	50.89	75,065,037	-	1.25	to	1.90	50.97	to	49.99
12/31/2022	1,831,168	37.19	to	33.93	56,899,032	-	1.25	to	1.90	(38.94)	to	(39.23)
12/31/2021	2,071,181	60.85	to	55.83	105,331,309	-	1.25	to	1.75	16.62	to	16.04
BlackRock Managed Volatility V.I. Class I Shares
12/31/2025	138,747	33.12	to	33.12	4,595,615	1.81	1.35	to	1.35	4.56	to	4.56
12/31/2024	157,476	31.68	to	31.68	4,988,602	0.25	1.35	to	1.35	10.49	to	10.49
12/31/2023	187,570	28.67	to	28.67	5,378,025	8.18	1.35	to	1.35	1.81	to	1.81
12/31/2022	218,665	28.16	to	28.16	6,157,835	-	1.35	to	1.35	4.79	to	4.79
12/31/2021	254,824	26.87	to	26.87	6,848,224	0.68	1.35	to	1.35	(0.67)	to	(0.67)
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2025	1,880,862	67.25	to	60.17	165,500,152	1.10	1.25	to	1.90	16.26	to	15.51
12/31/2024	2,151,876	57.85	to	52.09	163,481,093	1.26	1.25	to	1.90	23.28	to	22.47
12/31/2023	2,422,519	46.93	to	42.53	148,477,308	1.36	1.25	to	1.90	24.66	to	23.85
12/31/2022	2,640,791	37.64	to	34.34	129,608,243	1.43	1.25	to	1.90	(19.32)	to	(19.71)
12/31/2021	2,881,178	46.61	to	42.77	175,484,464	1.27	1.25	to	1.75	26.94	to	26.31
BlackRock Total Return V.I. Class I Shares
12/31/2025	3,486,960	14.65	to	13.10	64,794,569	4.44	1.25	to	1.90	6.66	to	5.97
12/31/2024	3,971,918	13.73	to	12.36	70,145,503	4.46	1.25	to	1.90	0.12	to	(0.53)
12/31/2023	4,233,305	13.72	to	12.43	75,675,433	3.89	1.25	to	1.90	4.51	to	3.84
12/31/2022	4,531,938	13.12	to	11.97	78,042,869	2.33	1.25	to	1.90	(15.20)	to	(15.61)
12/31/2021	5,192,556	15.46	to	14.19	104,753,260	1.68	1.25	to	1.75	(2.66)	to	(3.14)
Columbia - Acorn
12/31/2025	187,924	43.53	to	38.94	7,710,075	-	1.25	to	1.90	3.17	to	2.50
12/31/2024	208,042	42.19	to	37.99	8,300,591	-	1.25	to	1.90	12.75	to	12.02
12/31/2023	246,668	37.42	to	33.92	8,767,091	-	1.25	to	1.90	20.23	to	19.45
12/31/2022	281,626	31.13	to	28.39	8,357,023	-	1.25	to	1.90	(34.34)	to	(34.67)
12/31/2021	287,666	47.37	to	43.46	13,008,027	0.74	1.25	to	1.75	7.55	to	7.01
Columbia - Acorn International
12/31/2025	1,042,330	16.99	to	15.39	16,833,872	1.27	1.25	to	1.90	11.36	to	10.64
12/31/2024	1,200,028	15.26	to	13.91	17,465,653	1.38	1.25	to	1.90	(9.40)	to	(9.99)
12/31/2023	1,232,699	16.84	to	15.45	19,872,877	0.32	1.25	to	1.90	15.51	to	14.76
12/31/2022	1,329,373	14.58	to	13.46	18,628,060	0.89	1.25	to	1.90	(34.72)	to	(35.04)
12/31/2021	1,192,700	22.32	to	20.73	25,662,658	0.57	1.25	to	1.75	17.33	to	16.75
Davis Equity
12/31/2025	1,310,366	49.09	to	43.92	62,001,081	1.03	1.25	to	1.90	25.66	to	24.85
12/31/2024	1,479,644	39.06	to	35.17	55,787,597	1.06	1.25	to	1.90	16.58	to	15.82
12/31/2023	1,693,465	33.51	to	30.37	54,883,971	1.29	1.25	to	1.90	30.99	to	30.14
12/31/2022	1,954,434	25.58	to	23.34	48,344,790	1.25	1.25	to	1.90	(21.20)	to	(21.58)
12/31/2021	2,103,081	32.43	to	29.76	66,061,750	0.57	1.25	to	1.75	16.39	to	15.81

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Eaton Vance VT Floating-Rate Income
	12/31/2025	150,673	$17.74	to	$15.87	$ 2,519,927	6.72%	1.15%	to	1.80%	2.77%	to	2.10%
	12/31/2024	158,262	17.26	to	15.54	2,588,307	7.88	1.15	to	1.80	6.44	to	5.75
	12/31/2023	166,571	16.21	to	14.70	2,567,141	8.20	1.15	to	1.80	9.94	to	9.23
	12/31/2022	185,003	14.75	to	13.45	2,604,405	4.53	1.15	to	1.80	(3.92)	to	(4.40)
	12/31/2021	221,913	15.34	to	14.07	3,256,637	2.90	1.15	to	1.65	2.44	to	1.93
Federated Hermes Kaufmann II Primary Shares
	12/31/2025	354,460	51.58	to	46.14	17,383,623	-	1.25	to	1.90	10.14	to	9.42
	12/31/2024	424,575	46.83	to	42.17	18,939,383	0.84	1.25	to	1.90	15.59	to	14.84
	12/31/2023	493,500	40.52	to	36.72	19,071,760	-	1.25	to	1.90	13.80	to	13.07
	12/31/2022	604,761	35.60	to	32.48	20,547,292	-	1.25	to	1.90	(31.03)	to	(31.36)
	12/31/2021	652,665	51.57	to	47.31	32,168,775	-	1.25	to	1.75	1.24	to	0.73
Federated Hermes Managed Volatility II Primary Shares
	12/31/2025	85,113	14.03	to	13.45	1,179,612	2.99	1.25	to	1.90	5.71	to	5.02
	12/31/2024	95,739	13.28	to	12.81	1,257,923	2.20	1.25	to	1.90	14.11	to	13.37
	12/31/2023	105,977	11.63	to	11.30	1,222,528	2.01	1.25	to	1.90	7.34	to	6.64
	12/31/2022	133,796	10.84	to	10.60	1,440,632	1.88	1.25	to	1.90	(14.91)	to	(15.31)
	12/31/2021	135,946	12.73	to	12.51	1,721,360	1.87	1.25	to	1.75	17.04	to	16.46
Franklin Templeton Foreign Class 2 Shares
	12/31/2025	57,502	22.99	to	20.56	1,247,435	2.30	1.15	to	1.80	27.72	to	26.89
	12/31/2024	65,144	18.00	to	16.20	1,111,289	2.41	1.15	to	1.80	(2.14)	to	(2.77)
	12/31/2023	74,211	18.39	to	16.67	1,298,284	3.19	1.15	to	1.80	19.38	to	18.61
	12/31/2022	78,974	15.40	to	14.05	1,161,191	3.02	1.15	to	1.80	(8.73)	to	(9.19)
	12/31/2021	83,980	16.87	to	15.47	1,357,120	1.86	1.15	to	1.65	2.97	to	2.45
Franklin Templeton Growth Class 2 Shares
	12/31/2025	37,389	25.41	to	22.73	895,697	1.00	1.15	to	1.80	22.41	to	21.62
	12/31/2024	63,316	20.76	to	18.69	1,234,629	0.94	1.15	to	1.80	4.19	to	3.51
	12/31/2023	66,778	19.92	to	18.05	1,255,891	3.33	1.15	to	1.80	19.63	to	18.86
	12/31/2022	76,608	16.65	to	15.19	1,209,755	0.16	1.15	to	1.80	(12.58)	to	(13.02)
	12/31/2021	97,621	19.03	to	17.46	1,765,348	1.10	1.15	to	1.65	3.67	to	3.16
Invesco V.I. American Franchise Series I Shares
	12/31/2025	458,259	51.73	to	29.43	21,917,405	-	1.35	to	1.59	10.17	to	9.90
	12/31/2024	500,022	46.95	to	26.78	21,725,256	-	1.35	to	1.59	33.07	to	32.75
	12/31/2023	553,117	35.28	to	20.17	17,995,810	-	1.35	to	1.59	39.04	to	38.71
	12/31/2022	630,715	25.38	to	14.54	14,724,138	-	1.35	to	1.59	(32.04)	to	(32.20)
	12/31/2021	668,398	37.34	to	21.45	22,987,749	-	1.35	to	1.59	10.43	to	10.16
Invesco V.I. American Value Series I Shares
	12/31/2025	23,892	17.76	to	17.26	417,976	0.47	1.25	to	1.90	19.50	to	18.73
	12/31/2024	28,767	14.86	to	14.54	422,281	1.22	1.25	to	1.90	28.78	to	27.95
	12/31/2023	20,225	11.54	to	11.36	231,411	0.65	1.25	to	1.90	14.17	to	13.43
	12/31/2022	20,687	10.11	to	10.02	208,139	0.78	1.25	to	1.90	(3.90)	to	(4.37)
	12/31/2021(1)	21,577	10.51	to	10.48	226,473	0.44	1.25	to	1.75	-	to	-
Invesco V.I. Comstock Series I Shares
	12/31/2025	1,292,763	48.49	to	43.38	62,043,239	1.66	1.25	to	1.90	15.99	to	15.24
	12/31/2024	1,480,905	41.81	to	37.64	61,353,300	1.72	1.25	to	1.90	13.74	to	13.00
	12/31/2023	1,700,740	36.76	to	33.31	62,053,468	1.79	1.25	to	1.90	10.97	to	10.25
	12/31/2022	1,880,971	33.12	to	30.22	62,029,656	1.57	1.25	to	1.90	(0.23)	to	(0.70)
	12/31/2021	2,186,726	33.17	to	30.43	72,184,627	1.75	1.25	to	1.75	31.70	to	31.05
Invesco V.I. EQV International Equity Series I Shares
	12/31/2025	267,857	34.41	to	19.08	5,431,773	1.43	1.55	to	1.59	14.71	to	14.66
	12/31/2024	295,901	30.00	to	16.64	5,175,343	1.74	1.55	to	1.59	(0.94)	to	(0.98)
	12/31/2023	308,393	30.28	to	16.80	5,433,610	0.20	1.55	to	1.59	16.33	to	16.29
	12/31/2022	345,893	26.03	to	14.45	5,231,382	1.72	1.55	to	1.59	(19.56)	to	(19.59)
	12/31/2021	368,111	32.36	to	17.97	6,915,157	1.28	1.55	to	1.59	4.26	to	4.22

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Invesco V.I. Main Street Series II Shares
	12/31/2025	10,714	$54.08	to	$48.38	$ 552,977	0.32%	1.15%	to	1.80%	14.32%	to	13.58%
	12/31/2024	12,385	47.31	to	42.60	560,932	-	1.15	to	1.80	21.97	to	21.18
	12/31/2023	14,682	38.78	to	35.15	545,949	0.48	1.15	to	1.80	21.43	to	20.65
	12/31/2022	15,600	31.94	to	29.14	479,888	1.09	1.15	to	1.80	(21.28)	to	(21.67)
	12/31/2021	18,517	40.54	to	37.20	724,642	0.50	1.15	to	1.65	25.78	to	25.15
Invesco V.I. Main Street Mid Cap Series I Shares
	12/31/2025	49,283	37.89	to	33.90	1,769,026	0.31	1.25	to	1.90	7.84	to	7.14
	12/31/2024	60,072	35.14	to	31.64	2,002,847	0.33	1.25	to	1.90	15.61	to	14.85
	12/31/2023	62,476	30.39	to	27.55	1,804,499	0.29	1.25	to	1.90	13.05	to	12.32
	12/31/2022	68,473	26.89	to	24.53	1,758,171	0.33	1.25	to	1.90	(15.39)	to	(15.81)
	12/31/2021	82,172	31.75	to	29.13	2,498,558	0.43	1.25	to	1.75	21.71	to	21.11
Janus Henderson - Enterprise Service Shares
	12/31/2025	2,934	55.39	to	50.15	155,793	0.19	1.15	to	1.80	6.19	to	5.50
	12/31/2024	3,779	52.16	to	47.54	188,450	0.62	1.15	to	1.80	14.00	to	13.25
	12/31/2023	4,197	45.76	to	41.97	184,683	0.07	1.15	to	1.80	16.43	to	15.68
	12/31/2022	5,834	39.30	to	36.28	223,282	0.27	1.15	to	1.80	(17.17)	to	(17.58)
	12/31/2021	6,767	47.41	to	44.03	311,936	0.27	1.15	to	1.65	15.21	to	14.63
Janus Henderson - Forty Service Shares
	12/31/2025	73,322	76.19	to	68.99	5,250,837	0.26	1.15	to	1.80	16.51	to	15.76
	12/31/2024	96,317	65.39	to	59.59	5,946,338	0.01	1.15	to	1.80	26.67	to	25.84
	12/31/2023	113,455	51.62	to	47.36	5,561,597	0.12	1.15	to	1.80	38.06	to	37.17
	12/31/2022	129,401	37.39	to	34.52	4,614,986	0.05	1.15	to	1.80	(34.54)	to	(34.86)
	12/31/2021	167,947	57.08	to	53.00	9,143,248	0.53	1.15	to	1.65	21.20	to	20.59
LVIP American Century Ultra Standard Class II Shares
	12/31/2025	739,153	13.42	to	13.28	9,902,637	-	1.25	to	1.90	11.44	to	10.72
	12/31/2024(1)	880,263	12.05	to	11.99	10,595,374	-	1.25	to	1.90	-	to	-
MFS® Growth Initial Class
	12/31/2025	901,564	113.56	to	37.95	88,163,572	-	1.35	to	1.59	10.69	to	10.43
	12/31/2024	1,003,909	102.59	to	34.36	89,104,380	-	1.35	to	1.59	29.69	to	29.38
	12/31/2023	1,144,426	79.10	to	26.56	77,678,450	-	1.35	to	1.59	34.05	to	33.73
	12/31/2022	1,288,119	59.01	to	19.86	64,546,998	-	1.35	to	1.59	(32.55)	to	(32.71)
	12/31/2021	1,399,173	87.49	to	29.52	105,910,022	-	1.35	to	1.59	21.88	to	21.58
PIMCO CommodityRealReturn® Strategy Administrative Class
	12/31/2025	537,489	10.00	to	8.94	5,072,278	2.79	1.25	to	1.90	17.32	to	16.56
	12/31/2024	684,993	8.52	to	7.67	5,525,981	2.20	1.25	to	1.90	2.86	to	2.19
	12/31/2023	668,642	8.28	to	7.51	5,263,539	15.86	1.25	to	1.90	(9.00)	to	(9.58)
	12/31/2022	674,293	9.10	to	8.30	5,855,753	21.89	1.25	to	1.90	7.18	to	6.65
	12/31/2021	931,242	8.49	to	7.79	7,563,737	4.16	1.25	to	1.75	31.69	to	31.03
PIMCO Low Duration Administrative Class
	12/31/2025	2,380,727	12.90	to	11.68	29,184,236	3.95	1.25	to	1.90	4.21	to	3.54
	12/31/2024	2,631,176	12.38	to	11.28	31,063,582	3.99	1.25	to	1.90	3.19	to	2.52
	12/31/2023	2,832,217	12.00	to	11.00	32,496,774	3.60	1.25	to	1.90	3.67	to	3.00
	12/31/2022	3,064,401	11.57	to	10.68	34,040,544	1.60	1.25	to	1.90	(6.98)	to	(7.44)
	12/31/2021	3,721,233	12.43	to	11.54	44,550,973	0.52	1.25	to	1.75	(2.16)	to	(2.65)
PIMCO Real Return Administrative Class
	12/31/2025	1,156,155	16.18	to	14.47	17,641,298	3.32	1.25	to	1.90	6.51	to	5.82
	12/31/2024	1,306,910	15.19	to	13.68	18,789,911	2.65	1.25	to	1.90	0.86	to	0.20
	12/31/2023	1,366,723	15.06	to	13.65	19,552,773	3.00	1.25	to	1.90	2.39	to	1.72
	12/31/2022	1,477,103	14.71	to	13.42	20,712,467	7.00	1.25	to	1.90	(13.06)	to	(13.50)
	12/31/2021	1,748,176	16.91	to	15.51	28,275,553	4.98	1.25	to	1.75	4.27	to	3.75

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

PIMCO Total Return Administrative Class
	12/31/2025	5,595,621	$17.11	to	$15.31	$ 99,793,973	4.11%	1.25%	to	1.90%	7.54%	to	6.84%
	12/31/2024	6,273,290	15.91	to	14.33	104,234,453	4.04	1.25	to	1.90	1.25	to	0.59
	12/31/2023	6,757,003	15.72	to	14.24	111,250,552	3.56	1.25	to	1.90	4.62	to	3.94
	12/31/2022	7,340,815	15.02	to	13.70	115,795,058	2.59	1.25	to	1.90	(15.45)	to	(15.85)
	12/31/2021	8,290,671	17.75	to	16.28	154,677,223	1.82	1.25	to	1.75	(2.49)	to	(2.98)
TA Aegon Sustainable Equity Income Service Class
	12/31/2025	1,670,640	19.02	to	17.83	30,676,015	1.42	1.25	to	1.90	9.61	to	8.90
	12/31/2024	1,926,483	17.35	to	16.37	32,391,717	1.82	1.25	to	1.90	15.14	to	14.39
	12/31/2023	2,354,287	15.07	to	14.31	34,514,014	1.92	1.25	to	1.90	4.69	to	4.01
	12/31/2022	2,410,840	14.39	to	13.76	33,892,394	1.84	1.25	to	1.90	(13.00)	to	(13.44)
	12/31/2021	2,822,392	16.53	to	15.89	45,723,357	1.88	1.25	to	1.75	20.60	to	20.00
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	12/31/2025	329,500	13.94	to	13.94	4,592,891	2.77	1.35	to	1.35	7.20	to	7.20
	12/31/2024	287,467	13.00	to	13.00	3,737,982	2.27	1.35	to	1.35	5.03	to	5.03
	12/31/2023	305,170	12.38	to	12.38	3,777,985	1.52	1.35	to	1.35	8.49	to	8.49
	12/31/2022	268,210	11.41	to	11.41	3,060,657	1.31	1.35	to	1.35	(16.42)	to	(16.42)
	12/31/2021	268,462	13.65	to	13.65	3,665,484	1.10	1.35	to	1.35	4.32	to	4.32
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
	12/31/2025	229,946	14.88	to	14.88	3,420,645	2.20	1.35	to	1.35	8.03	to	8.03
	12/31/2024	217,462	13.77	to	13.77	2,994,542	1.84	1.35	to	1.35	7.59	to	7.59
	12/31/2023	236,656	12.80	to	12.80	3,028,968	1.50	1.35	to	1.35	11.85	to	11.85
	12/31/2022	238,235	11.44	to	11.44	2,726,120	1.32	1.35	to	1.35	(18.25)	to	(18.25)
	12/31/2021	260,519	14.00	to	14.00	3,646,489	0.89	1.35	to	1.35	6.88	to	6.88
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
	12/31/2025	71,430	15.65	to	15.65	1,117,678	1.74	1.35	to	1.35	9.16	to	9.16
	12/31/2024	78,627	14.33	to	14.33	1,127,075	1.63	1.35	to	1.35	10.99	to	10.99
	12/31/2023	107,821	12.91	to	12.91	1,392,490	1.46	1.35	to	1.35	16.05	to	16.05
	12/31/2022	99,377	11.13	to	11.13	1,105,936	1.30	1.35	to	1.35	(19.41)	to	(19.41)
	12/31/2021	104,861	13.81	to	13.81	1,447,980	0.55	1.35	to	1.35	6.18	to	6.18
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
	12/31/2025	57,250	14.84	to	14.84	849,582	2.34	1.35	to	1.35	7.96	to	7.96
	12/31/2024	64,830	13.75	to	13.75	891,159	1.99	1.35	to	1.35	7.29	to	7.29
	12/31/2023	69,285	12.81	to	12.81	887,708	1.47	1.35	to	1.35	11.15	to	11.15
	12/31/2022	56,787	11.53	to	11.53	654,577	1.32	1.35	to	1.35	(17.02)	to	(17.02)
	12/31/2021	40,348	13.89	to	13.89	560,453	0.54	1.35	to	1.35	7.70	to	7.70
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
	12/31/2025	28,925	17.29	to	17.29	500,006	1.10	1.35	to	1.35	8.87	to	8.87
	12/31/2024	17,373	15.88	to	15.88	275,846	2.05	1.35	to	1.35	11.00	to	11.00
	12/31/2023	14,754	14.31	to	14.31	211,064	1.31	1.35	to	1.35	15.71	to	15.71
	12/31/2022	15,147	12.36	to	12.36	187,269	1.24	1.35	to	1.35	(18.03)	to	(18.03)
	12/31/2021	31,983	15.08	to	15.08	482,390	0.29	1.35	to	1.35	12.87	to	12.87
TA BlackRock iShares Edge 40 Service Class
	12/31/2025	7,393	14.91	to	13.57	105,436	2.82	1.25	to	1.90	10.04	to	9.33
	12/31/2024	8,309	13.55	to	12.41	107,986	2.46	1.25	to	1.90	5.15	to	4.46
	12/31/2023	14,894	12.89	to	11.88	186,425	1.88	1.25	to	1.90	7.72	to	7.02
	12/31/2022	18,896	11.97	to	11.10	220,094	1.56	1.25	to	1.90	(15.56)	to	(15.98)
	12/31/2021	20,994	14.16	to	13.22	290,109	1.45	1.25	to	1.75	4.46	to	3.94
TA BlackRock iShares Tactical - Balanced Service Class
	12/31/2025	72,034	16.29	to	16.29	1,173,312	3.27	1.35	to	1.35	11.49	to	11.49
	12/31/2024	75,321	14.61	to	14.61	1,100,454	3.70	1.35	to	1.35	7.22	to	7.22
	12/31/2023	87,041	13.63	to	13.63	1,186,006	1.08	1.35	to	1.35	9.18	to	9.18
	12/31/2022	82,560	12.48	to	12.48	1,030,398	0.56	1.35	to	1.35	(20.73)	to	(20.73)
	12/31/2021	86,577	15.74	to	15.74	1,363,108	-	1.35	to	1.35	4.96	to	4.96

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock iShares Tactical - Conservative Service Class
	12/31/2025	48,309	$14.85	to	$14.85	$ 717,247	3.32%	1.35%	to	1.35%	9.17%	to	9.17%
	12/31/2024	57,539	13.60	to	13.60	782,533	3.52	1.35	to	1.35	4.79	to	4.79
	12/31/2023	78,260	12.98	to	12.98	1,015,735	1.17	1.35	to	1.35	5.80	to	5.80
	12/31/2022	89,036	12.27	to	12.27	1,092,227	1.06	1.35	to	1.35	(18.40)	to	(18.40)
	12/31/2021	90,229	15.03	to	15.03	1,356,437	1.02	1.35	to	1.35	2.81	to	2.81
TA BlackRock iShares Tactical - Growth Service Class
	12/31/2025	55,688	19.30	to	19.30	1,074,868	3.18	1.35	to	1.35	14.03	to	14.03
	12/31/2024	26,799	16.93	to	16.93	453,620	3.64	1.35	to	1.35	10.15	to	10.15
	12/31/2023	28,820	15.37	to	15.37	442,863	0.91	1.35	to	1.35	12.41	to	12.41
	12/31/2022	27,461	13.67	to	13.67	375,378	-	1.35	to	1.35	(19.12)	to	(19.12)
	12/31/2021	28,432	16.90	to	16.90	480,551	-	1.35	to	1.35	7.75	to	7.75
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
	12/31/2025	274,059	17.04	to	17.04	4,671,074	2.49	1.35	to	1.35	9.29	to	9.29
	12/31/2024	315,311	15.60	to	15.60	4,917,522	2.23	1.35	to	1.35	7.60	to	7.60
	12/31/2023	316,774	14.49	to	14.49	4,591,323	1.46	1.35	to	1.35	11.69	to	11.69
	12/31/2022	328,727	12.98	to	12.98	4,266,054	1.54	1.35	to	1.35	(15.41)	to	(15.41)
	12/31/2021	335,962	15.34	to	15.34	5,154,311	1.26	1.35	to	1.35	7.89	to	7.89
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
	12/31/2025	264,330	14.82	to	14.82	3,917,448	2.77	1.35	to	1.35	8.59	to	8.59
	12/31/2024	269,977	13.65	to	13.65	3,684,615	2.52	1.35	to	1.35	5.25	to	5.25
	12/31/2023	282,510	12.97	to	12.97	3,663,192	1.82	1.35	to	1.35	9.11	to	9.11
	12/31/2022	280,218	11.88	to	11.88	3,330,019	1.60	1.35	to	1.35	(13.01)	to	(13.01)
	12/31/2021	278,281	13.66	to	13.66	3,801,538	1.64	1.35	to	1.35	1.38	to	1.38
TA Goldman Sachs Managed Risk - Growth ETF Service Class
	12/31/2025	171,500	21.45	to	21.45	3,678,502	1.92	1.35	to	1.35	10.77	to	10.77
	12/31/2024	181,512	19.36	to	19.36	3,514,724	1.83	1.35	to	1.35	11.70	to	11.70
	12/31/2023	178,167	17.34	to	17.34	3,088,579	1.48	1.35	to	1.35	16.11	to	16.11
	12/31/2022	181,960	14.93	to	14.93	2,716,779	1.40	1.35	to	1.35	(15.66)	to	(15.66)
	12/31/2021	175,571	17.70	to	17.70	3,108,267	0.89	1.35	to	1.35	12.52	to	12.52
TA International Focus Initial Class
	12/31/2025	1,035,136	12.66	to	12.66	13,105,784	1.68	1.35	to	1.35	5.05	to	5.05
	12/31/2024	1,254,810	12.05	to	12.05	15,123,847	2.29	1.35	to	1.35	(2.39)	to	(2.39)
	12/31/2023	1,426,880	12.35	to	12.35	17,618,121	1.94	1.35	to	1.35	11.03	to	11.03
	12/31/2022	1,675,665	11.12	to	11.12	18,634,634	2.97	1.35	to	1.35	(21.11)	to	(21.11)
	12/31/2021	1,797,151	14.10	to	14.10	25,335,072	1.21	1.35	to	1.35	9.33	to	9.33
TA Janus Balanced Service Class
	12/31/2025	124,601	20.14	to	19.17	2,452,022	1.81	1.25	to	1.90	12.05	to	11.33
	12/31/2024	156,547	17.97	to	17.22	2,753,722	1.72	1.25	to	1.90	13.42	to	12.68
	12/31/2023	165,248	15.85	to	15.28	2,573,888	1.16	1.25	to	1.90	13.59	to	12.86
	12/31/2022	152,839	13.95	to	13.54	2,102,698	0.84	1.25	to	1.90	(17.86)	to	(18.27)
	12/31/2021	161,619	16.97	to	16.57	2,712,645	1.14	1.25	to	1.75	14.01	to	13.44
TA Janus Mid-Cap Growth Service Class
	12/31/2025	421,359	33.61	to	31.17	13,605,478	-	1.25	to	1.90	6.51	to	5.82
	12/31/2024	469,901	31.55	to	29.46	14,300,553	-	1.25	to	1.90	12.64	to	11.91
	12/31/2023	560,805	28.01	to	26.32	15,210,217	-	1.25	to	1.90	15.35	to	14.61
	12/31/2022	643,620	24.28	to	22.97	15,188,952	-	1.25	to	1.90	(18.03)	to	(18.44)
	12/31/2021	713,855	29.60	to	28.16	20,602,914	0.10	1.25	to	1.75	15.54	to	14.96
TA JPMorgan Enhanced Index Initial Class
	12/31/2025	5,482,095	28.68	to	27.36	155,091,803	0.69	1.15	to	1.80	14.89	to	14.14
	12/31/2024	6,353,718	24.97	to	23.97	156,840,599	0.68	1.15	to	1.80	22.81	to	22.01
	12/31/2023	55,624	20.33	to	19.65	1,114,893	0.82	1.15	to	1.80	26.21	to	25.39
	12/31/2022	59,404	16.11	to	15.67	946,648	0.64	1.15	to	1.80	(19.35)	to	(19.75)
	12/31/2021	66,563	19.96	to	19.53	1,317,798	0.81	1.15	to	1.65	28.63	to	27.99

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Market Participation Strategy Service Class
	12/31/2025	58,566	$21.74	to	$21.74	$ 1,273,259	1.25%	1.35%	to	1.35%	8.55%	to	8.55%
	12/31/2024	61,451	20.03	to	20.03	1,230,767	1.65	1.35	to	1.35	13.39	to	13.39
	12/31/2023	54,744	17.66	to	17.66	966,997	0.41	1.35	to	1.35	10.06	to	10.06
	12/31/2022	52,574	16.05	to	16.05	843,775	0.03	1.35	to	1.35	(16.44)	to	(16.44)
	12/31/2021	50,385	19.21	to	19.21	967,710	0.50	1.35	to	1.35	12.92	to	12.92
TA Morgan Stanley Global Allocation Service Class
	12/31/2025	13,422	15.61	to	15.56	208,780	6.13	1.55	to	1.59	15.71	to	15.66
	12/31/2024	13,434	13.49	to	13.45	180,671	4.66	1.55	to	1.59	5.21	to	5.17
	12/31/2023	13,445	12.82	to	12.79	171,939	-	1.55	to	1.59	11.94	to	11.90
	12/31/2022	14,420	11.45	to	11.43	164,793	0.10	1.55	to	1.59	(19.03)	to	(19.06)
	12/31/2021	15,058	14.15	to	14.12	212,600	0.46	1.55	to	1.59	6.51	to	6.47
TA Multi-Managed Balanced Service Class
	12/31/2025	39,805	19.82	to	18.87	767,341	1.82	1.25	to	1.90	11.33	to	10.61
	12/31/2024	49,721	17.80	to	17.06	864,405	1.70	1.25	to	1.90	13.21	to	12.47
	12/31/2023	44,584	15.73	to	15.17	688,072	1.52	1.25	to	1.90	16.97	to	16.21
	12/31/2022	32,350	13.45	to	13.05	428,878	0.98	1.25	to	1.90	(17.59)	to	(18.00)
	12/31/2021	27,333	16.30	to	15.92	439,996	0.95	1.25	to	1.75	15.34	to	14.76
TA Small/Mid Cap Value Service Class
	12/31/2025	641,690	35.74	to	32.52	21,822,434	1.05	1.25	to	1.90	8.15	to	7.45
	12/31/2024	729,193	33.05	to	30.27	23,018,327	0.76	1.25	to	1.90	7.21	to	6.51
	12/31/2023	827,310	30.82	to	28.42	24,450,643	0.82	1.25	to	1.90	10.76	to	10.04
	12/31/2022	912,306	27.83	to	25.82	24,438,311	0.33	1.25	to	1.90	(9.73)	to	(10.18)
	12/31/2021	1,103,149	30.81	to	28.75	32,818,948	0.48	1.25	to	1.75	26.23	to	25.60
TA T. Rowe Price Small Cap Initial Class
	12/31/2025	465,773	20.11	to	19.18	9,054,540	-	1.15	to	1.80	9.01	to	8.30
	12/31/2024	501,927	18.44	to	17.71	8,989,579	-	1.15	to	1.80	11.48	to	10.76
	12/31/2023	565,905	16.54	to	15.99	9,129,673	-	1.15	to	1.80	19.82	to	19.04
	12/31/2022	642,403	13.81	to	13.43	8,685,126	-	1.15	to	1.80	(23.33)	to	(23.72)
	12/31/2021	659,370	18.00	to	17.61	11,666,579	-	1.15	to	1.65	10.10	to	9.55
TA TSW International Equity Service Class
	12/31/2025	144,200	15.84	to	15.11	2,224,893	1.95	1.15	to	1.80	29.92	to	29.08
	12/31/2024	183,713	12.20	to	11.71	2,193,796	2.75	1.15	to	1.80	1.93	to	1.27
	12/31/2023	178,340	11.96	to	11.56	2,096,761	0.83	1.15	to	1.80	13.94	to	13.21
	12/31/2022	203,638	10.50	to	10.21	2,109,491	3.09	1.15	to	1.80	(15.68)	to	(16.10)
	12/31/2021	226,727	12.44	to	12.17	2,792,334	1.66	1.15	to	1.65	11.91	to	11.35
TA WMC US Growth Initial Class
	12/31/2025	22,040	57.84	to	52.63	1,225,524	-	1.15	to	1.80	16.41	to	15.66
	12/31/2024	21,941	49.68	to	45.51	1,051,671	0.01	1.15	to	1.80	27.51	to	26.68
	12/31/2023(1)	25,569	38.96	to	35.92	962,970	0.04	1.15	to	1.80	-	to	-
TA WMC US Growth Service Class
	12/31/2025	529,259	57.47	to	52.29	28,953,999	-	1.15	to	1.80	16.13	to	15.37
	12/31/2024	642,117	49.49	to	45.33	30,363,799	-	1.15	to	1.80	27.21	to	26.39
	12/31/2023	885,216	38.90	to	35.86	33,030,119	-	1.15	to	1.80	40.11	to	39.20
	12/31/2022	1,154,315	27.76	to	25.76	30,860,459	-	1.15	to	1.80	(32.35)	to	(32.69)
	12/31/2021	1,070,497	41.01	to	38.27	42,407,452	-	1.15	to	1.65	19.00	to	18.40
Victory Pioneer High Yield VCT Class II Shares
	12/31/2025	63,149	22.58	to	20.20	1,349,774	5.76	1.20	to	1.85	6.63	to	5.94
	12/31/2024	66,740	21.17	to	19.07	1,343,279	5.53	1.20	to	1.85	7.21	to	6.51
	12/31/2023	91,833	19.75	to	17.90	1,721,294	5.31	1.20	to	1.85	9.67	to	8.96
	12/31/2022	102,449	18.01	to	16.43	1,761,068	4.80	1.20	to	1.85	(12.56)	to	(13.00)
	12/31/2021	126,813	20.58	to	18.88	2,500,758	4.88	1.20	to	1.70	4.19	to	3.67

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	(1)	See Footnote 1

	*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

	**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

	***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TSW International Equity Service Class	-0.10%
TA WMC US Growth Initial Class	-0.10%
TA WMC US Growth Service Class	-0.10%
Victory Pioneer High Yield VCT Class II Shares	-0.05%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.

1